[LOGO] STATE STREET RESEARCH

Mid-Cap Growth Fund
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                         Semiannual Report to Shareholders
                         March 31, 2003

In This Report   Investment Update

                                    [GRAPHIC]

                         plus

                         A Review of Fund Performance
                         Key Facts and Financial Statements

--------------------------------------------------------------------------------

   Contents

2  6-Month Review
   A look at the fund and its market
   environment over the past 6 months

4  The Fund in Detail
   Portfolio holdings, financials and notes

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From the Chairman
Better Times

for the U.S. financial markets raised hopes that the darkest period for American investors in more than 30 years was coming to an end. Almost every major U.S. stock and bond market index reported a gain for the six-month period ended March 31, 2003, despite uncertainty about the U.S. economy and the outbreak of war with Iraq. In the final month of the period, the economy also gave signs of stabilizing as pockets of improvement emerged in the manufacturing sector.

[PHOTO]
Richard S. Davis

In the report that follows, your portfolio manager talks in greater detail about the fund's performance and management during the period. We hope that you will discuss any questions you have about the fund with your financial advisor. As always, thank you for investing with State Street Research.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis, Chairman
March 31, 2003

[GRAPHIC]
6-Month Review

                            How State Street Research
                          Mid-Cap Growth Fund Performed

State Street Research Mid-Cap Growth Fund returned 4.96% for the six-month period ended March 31, 2003.(1) That was less than Russell Midcap(R) Growth Index, which returned 9.14% over the same period.(2) However, the fund outperformed the Lipper Mid-Cap Growth Funds Average, which returned 2.39% for the period.(3)

Reasons for the Fund's Performance

Although the fund lagged its benchmark during the period, it posted attractive gains. Stock selection in the Consumer Discretionary sector was a plus. Our investments in retail stocks USA Interactive and The Gap helped returns during the period while Expedia, the online travel company, more than doubled in value. Our investment in eBay also generated strong gains. However, stock selection in the Health Care and Technology sectors, as well as the fund's Technology underweight relative to its benchmark, hurt performance. Gaming stocks Mandalay Resort Group and Harrah's Entertainment also underperformed.

Our investments in the Energy sector were a source of positive returns. XTO Energy and Ocean Energy benefited from the current supply and demand imbalance for natural gas and oil.We trimmed our investment in Ocean Energy, which recently merged with Devon Energy to become the largest U.S.-based independent oil and natural gas producer.

Looking Ahead

In a market that remains both volatile and difficult to navigate, we remain focused on the business prospects of individual companies. We have decreased the fund's exposure to defensive sectors such as Health Care and Financial Services and increased our exposure to cyclical sectors, such as Technology and Consumer Discretionary. |_|

Class A Shares(1)

      4.96% [UP ARROW]

"In a market that
 remains both volatile
 and difficult to
 navigate, we remain
 focused on the
 business prospects
 of individual
 companies."

[PHOTO]
Eileen Leary
Portfolio Manager,
State Street Research
Mid-Cap Growth Fund

Russell Midcap
Growth Index(2)

     9.14% [UP ARROW]


Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.


2  State Street Research Mid-Cap Growth Fund

[GRAPHIC] The Fund at a Glance as of 3/31/03

State Street Research Mid-Cap Growth Fund is a stock fund with a growth approach to mid-cap investing.

Hits & Misses

[GRAPHIC]

Expedia

Our investment in this online travel services company was rewarded when the shares gained significantly during the period. Investors were cheered by the announcement that USA Interactive would purchase the company's outstanding shares for $3 billion in stock.

[GRAPHIC]

Ciena

Although this telecommunications equipment manufacturer reported earnings in line with expectations, its stock price fell when a much-anticipated regulatory announcement failed to go in its favor.

Total Net Assets: $283 million

--------------------------------------------------------------------------------

Top 10 Holdings

Issuer/Security           % of fund net assets

 1   Expedia                              3.6%

 2   Caremark Rx                          2.5%

 3   National Semiconductor               2.1%

 4   Zimmer Holdings                      2.1%

 5   Allergan                             2.0%

 6   XTO Energy                           1.9%

 7   RenaissanceRe Holdings               1.9%

 8   The Gap                              1.7%

 9   Altera                               1.7%

 10  Teva Pharmaceutical Industries       1.7%

     Total                               21.2%

See page 7 for more detail.

Performance

Fund average annual total return as of 3/31/03(4,6,7)
(does not reflect sales charge)

Share Class                 1 Year         5 Years         10 Years
--------------------------------------------------------------------------------
Class A                    -25.00%          -8.58%           3.08%
--------------------------------------------------------------------------------
Class B(1)                 -25.31%          -9.20%           2.36%
--------------------------------------------------------------------------------
Class B                    -24.69%          -9.04%           2.45%
--------------------------------------------------------------------------------
Class C                    -25.56%          -9.24%           2.35%
--------------------------------------------------------------------------------
Class S                    -24.66%          -8.30%           3.38%
--------------------------------------------------------------------------------

Fund average annual total return as of 3/31/03(4,5,6,7)
(at maximum applicable sales charge)

Share Class                 1 Year         5 Years         10 Years
--------------------------------------------------------------------------------
Class A                    -29.31%          -9.66%           2.47%
--------------------------------------------------------------------------------
Class B(1)                 -29.04%          -9.34%           2.36%
--------------------------------------------------------------------------------
Class B                    -28.46%          -9.18%           2.45%
--------------------------------------------------------------------------------
Class C                    -26.31%          -9.24%           2.35%
--------------------------------------------------------------------------------
Class S                    -24.66%          -8.30%           3.38%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Top 5 Industries
--------------------------------------------------------------------------------

by % of fund net assets

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

March 31, 2003                          September 30, 2002

Retail               10.7%              Retail               12.9%
Drugs &                                 Health Care Services  8.9%
Biotechnology        10.0%              Drugs &
Commercial                              Biotechnology         8.1%
Services              8.2%              Hospital Supply       6.0%
Health Care Services  6.3%              Commercial Services   5.8%
Electronics:
Semiconductors/
Components            6.0%

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Ticker Symbols
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State Street Research Mid-Cap Growth Fund

Class A: SCFAX Class B(1): SCFPX Class B: SCFBX Class C: SCFDX Class S: SCFCX

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(1)  Does not reflect sales charge.

(2) The Russell Midcap Growth Index contains those stocks within the complete Russell Midcap(R) Index (800 of the smallest securities in the Russell 1000(R) Index) that show above-average growth. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.

(3) The Lipper Mid-Cap Growth Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds.

(4) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(5) Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B or B(1) share or 1% Class C share contingent deferred sales charge, where applicable.

(6) Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

(7) Class S shares, offered without sales charge, are available through certain employee benefit plans and special programs.

[GRAPHIC]
The Fund in Detail

                                                                       [GRAPHIC]

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the six months leading up to the report date, and give a summary of operations on a per-share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 16 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


4  State Street Research Mid-Cap Growth Fund

About the Fund
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Business Structure

State Street Research Mid-Cap Growth Fund is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities.This fund is a series of State Street Research Capital Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

     o The board of trustees oversees the fund with its shareholders' interests in mind and has ultimate responsibility for the fund's activities.

     o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities and receives the management fee as compensation.

     o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders and provides other shareholder services.

     o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firms' employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests at least 80% of its net assets in mid-cap growth stocks.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B) but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees of 1.00% and both Class B(1) and Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B shares do not pay any annual service and distribution fees. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.


            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

     o Listed securities - The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

     o Over-the-counter securities - The fund uses the closing prices quoted on the Nasdaq system. If a security hasn't traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

     o Securities maturing within 60 days - The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

     o Foreign securities - If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

     o    Interest - The fund accrues interest daily as it earns it.

     o    Cash dividends - The fund accrues these on the ex-dividend date.

Investment income and realized and unrealized gains and losses are allocated pro rata on the basis of relative net assets by the holders of all classes of shares. Net investment income is determined daily and consists of interest and dividends earned, less the estimated daily expenses of the fund.

The fund may seek additional income by lending portfolio securities to qualified institutions.The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income. Investments in the State Street Navigator Securities Lending Prime Portfolio are valued at its closing net asset value per share on the day of valuation.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The difference is primarily due to differing treatments for wash sale deferrals. The fund distributes its earnings on the following schedule:

     o Dividends from net investment income - The fund ordinarily declares and pays these annually, if any.

     o Net realized capital gains - The fund distributes these annually, if any.

If the fund has no earnings to distribute, it won't make a distribution.

The fund has elected to be taxed under Subchapter M of the Internal Revenue Code. As such, the fund does not intend to pay federal income taxes, in part because it makes distributions as described above.

The fund pays expenses as follows:

     o Expenses attributed to the fund - The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee and distribution and service fees.

     o Expenses attributed to the trust of which the fund is a series - These expenses are divided up among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include the legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities, and income and expenses. Actual results could differ from these estimates.


The text and notes are an integral part of the financial statements.

6  State Street Research Mid-Cap Growth Fund

Portfolio Holdings
--------------------------------------------------------------------------------
March 31, 2003 (unaudited)

The listings that begin on this page detail the fund's investment holdings as of the report date.We have grouped the holdings by asset class and then by specific industry.

The solid black circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

*    (Denotes a security which has not paid a) dividend during the last year.

@ Denotes an American Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.

--------------------------------------------------------------------------------

     Issuer                                            Shares           Value
     ---------------------------------------------------------------------------

     Common Stocks 96.2% of net assets

     Automobiles & Transportation 0.8% of net assets
     ---------------------------------------------------------------------------

     Automotive Parts 0.8%
     PACCAR Inc.                                       42,200         $2,121,394
                                                                  --------------
     Total Automobiles & Transportation                                2,121,394
                                                                  --------------

     Consumer Discretionary 30.5% of net assets
     ---------------------------------------------------------------------------

     Advertising Agencies 0.4%
     Lamar Advertising Co. Cl. A*                      41,400          1,215,090
                                                                  --------------

     Casinos/Gambling, Hotel/Motel 3.0%
     Harrah's Entertainment Inc.*                      42,200          1,506,540
     International Game Technology Inc.*               48,700          3,988,530
     Mandalay Resort Group*                           110,800          3,053,648
                                                                  --------------
                                                                       8,548,718
                                                                  --------------

     Commercial Services 8.2%
     Choicepoint Inc.*                                124,166          4,209,227
     Corporate Executive Board Co.*                   130,900          4,662,658
(1)  Expedia Inc. Cl. A*                              195,000         10,073,700
     Manpower Inc.                                    138,000          4,123,440
                                                                  --------------
                                                                      23,069,025
                                                                  --------------

     Communications, Media & Entertainment 2.3%
     Cox Radio, Inc. Cl. A*                           124,500          2,572,170
     Univision Communications Inc. Cl. A*             165,400          4,053,954
                                                                  --------------
                                                                       6,626,124
                                                                  --------------

     Consumer Electronics 1.4%
     Yahoo Inc.*                                      161,700          3,884,034
                                                                  --------------

     Printing & Publishing 1.5%
     Tribune Co.                                       97,000          4,365,970
                                                                  --------------

     Restaurants 1.9%
     Brinker International Inc.*                      129,100          3,937,550
     Darden Restaurants Inc.                           74,500          1,329,825
                                                                  --------------
                                                                       5,267,375
                                                                  --------------

     Retail 10.7%
     Bed Bath & Beyond Inc.*                           90,726          3,133,676
     Best Buy Company Inc.*                            77,700          2,095,569
     Carmax Inc.*                                     243,279          3,544,575
     CDW Computer Centers Inc.*                       105,700          4,312,560
     Chicos FAS Inc.*                                 145,100          2,902,000
     Family Dollar Stores Inc.                         74,700          2,306,736
(8)  The Gap Inc.                                     335,600          4,862,844
     Staples Inc.*                                    196,348          3,599,059
     Talbots Inc.                                      54,600          1,405,404
     USA Interactive*                                  80,100          2,145,879
                                                                  --------------
                                                                      30,308,302
                                                                  --------------


            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
March 31, 2003

     Issuer                                            Shares           Value
     ---------------------------------------------------------------------------

     Toys 1.1%
     Mattel Inc.                                      133,100         $2,994,750
                                                                  --------------
     Total Consumer Discretionary                                     86,279,388
                                                                  --------------

     Consumer Staples 2.7% of net assets
     ---------------------------------------------------------------------------

     Beverages 2.1%
     Adolph Coors Co.                                  81,000          3,928,500
     Pepsi Bottling Group Inc.                        117,200          2,101,396
                                                                  --------------
                                                                       6,029,896
                                                                  --------------

     Drug & Grocery Store Chains 0.6%
     Whole Foods Market Inc.*                          31,200          1,735,968
                                                                  --------------
     Total Consumer Staples                                            7,765,864
                                                                  --------------

     Financial Services 10.2% of net assets
     ---------------------------------------------------------------------------

     Banks & Savings & Loan 3.3%
     Investors Financial Services Co.                 174,100          4,239,335
     National Commerce Financial Corp.                 93,400          2,213,580
     TCF Financial Corp.                               69,000          2,762,760
                                                                  --------------
                                                                       9,215,675
                                                                  --------------

     Financial Data Processing Services & Systems 1.2%
     Affiliated Computer Services Inc.*                79,200          3,505,392
                                                                  --------------

     Insurance 3.5%
     ACE Limited                                       48,100          1,392,495
     PartnerRe Holdings Ltd.                           64,300          3,231,075
(7)  RenaissanceRe Holdings Ltd.                      132,200          5,294,610
                                                                  --------------
                                                                       9,918,180
                                                                  --------------

     Miscellaneous Financial 0.8%
     Willis Group Holdings Ltd.                        83,500          2,312,950
                                                                  --------------

     Securities Brokerage & Services 1.4%
     Lehman Brothers Holdings Inc.                     67,400          3,892,350
                                                                  --------------
     Total Financial Services                                         28,844,547
                                                                  --------------

     Health Care 20.9% of net assets
     ---------------------------------------------------------------------------

     Drugs & Biotechnology 10.0%
(8)  Allergan Inc.                                     83,900          5,722,819
     Biogen Inc.*                                      61,400          1,839,544
     BioVail Corp. International*                      36,300          1,447,281
     CV Therapeutics Inc.*                            165,700          2,987,571
     Genzyme Corp.*                                    73,900          2,693,655
     Gilead Sciences Inc.*                             20,500            860,795
     InterMune Inc.*                                  153,600          3,294,720
     Medicis Pharmaceutical Corp.*                     29,000          1,612,110
     Medimmune Inc.*                                   49,700          1,631,651
     Priority Healthcare Corp.*                        56,600          1,508,390
(10) Teva Pharmaceutical Industries Ltd.@             112,500          4,685,625
                                                                  --------------
                                                                      28,284,161
                                                                  --------------

     Health Care Facilities 1.1%
     Triad Hospitals Inc.*                            116,200         $3,125,780
                                                                  --------------

     Health Care Services 6.3%
     Anthem Inc.*                                      70,000          4,637,500
(2)  Caremark Rx Inc.*                                390,000          7,078,500
     Community Health Systems Inc.*                   150,000          3,073,500
     Wellpoint Health Networks Inc. Cl. A*             40,000          3,070,000
                                                                  --------------
                                                                      17,859,500
                                                                  --------------

     Hospital Supply 3.5%
     Boston Scientific Corp.*                          26,900          1,096,444
     Dentsply International Inc.                       82,900          2,884,091
(4)  Zimmer Holdings Inc.*                            119,383          5,805,595
                                                                  --------------
                                                                       9,786,130
                                                                  --------------
     Total Health Care                                                59,055,571
                                                                  --------------

     Materials & Processing 3.2% of net assets
     ---------------------------------------------------------------------------

     Containers & Packaging 1.2%
     Sealed Air Corp.*                                 87,700          3,519,401
                                                                  --------------

     Fertilizers 0.8%
     Potash Corp of Saskatchewan Inc.                  34,900          2,156,820
                                                                  --------------

     Gold & Precious Metals 1.2%
     Newmont Mining Corp.                             133,900          3,501,485
                                                                  --------------
     Total Materials & Processing                                      9,177,706
                                                                  --------------

     Other 2.6% of net assets
     ---------------------------------------------------------------------------

     Miscellaneous 2.6%
     iShares Trust                                     58,000          3,023,540
     Nasdaq 100 Shares*                               166,931          4,215,008
                                                                  --------------
     Total Other                                                       7,238,548
                                                                  --------------

     Other Energy 8.9% of net assets
     ---------------------------------------------------------------------------

     Oil & Gas Producers 3.6%
     Newfield Exploration Co.*                         61,200          2,074,068
     Ocean Energy Inc.                                134,800          2,696,000
(6)  XTO Energy Inc.                                  279,600          5,312,400
                                                                  --------------
                                                                      10,082,468
                                                                  --------------

     Oil Well Equipment & Services 5.3%
     BJ Services Co.*                                 110,800          3,810,412
     Nabors Industries Ltd*                            84,800          3,380,976
     Noble Corp.*                                     105,500          3,314,810
     Patterson UTI Energy Inc.*                       143,900          4,656,604
                                                                  --------------
                                                                      15,162,802
                                                                  --------------
     Total Other Energy                                               25,245,270
                                                                  --------------


The text and notes are an integral part of the financial statements.

8  State Street Research Mid-Cap Growth Fund

     Issuer                                          Shares          Value
     ---------------------------------------------------------------------------

     Producer Durables 2.4% of net assets
     ---------------------------------------------------------------------------

     Production Technology Equipment 2.4%
     Lam Research Corp. *                           247,100        $2,814,222
     Novellus Systems Inc.*                         140,900         3,842,343
                                                                -------------
     Total Producer Durables                                        6,656,565
                                                                -------------

     Technology 14.0% of net assets
     ---------------------------------------------------------------------------

     Communications Technology 2.0%
     Ciena Corp.*                                   533,400         2,330,958
     JDS Uniphase Corp.*                            460,900         1,313,565
     Network Associates Inc.*                       148,300         2,048,023
                                                                -------------
                                                                    5,692,546
                                                                -------------

     Computer Software 5.4%
     Adobe Systems Inc.                              89,400         2,756,202
     BEA Systems Inc.*                              312,200         3,181,318
     BMC Software Inc.*                             241,400         3,642,726
     Peoplesoft Inc.*                               160,600         2,457,180
     Veritas Software Co.*                          188,000         3,305,040
                                                                -------------
                                                                   15,342,466
                                                                -------------

     Computer Technology 0.6%
     Nvidia Corp.*                                  136,400         1,752,740
                                                                -------------

     Electronics: Semiconductors/Components 6.0%
(9)  Altera Corp.*                                  353,200         4,782,328
     Broadcom Corp. Cl. A*                          150,000         1,852,500
     Cypress Semiconductor Corp.*                   518,600         3,578,340
     Jabil Circuit Inc.*                             42,300           740,250
(3)  National Semiconductor Corp.*                  344,800         5,875,392
                                                                -------------
                                                                   16,828,810
                                                                -------------
     Total Technology                                              39,616,562
                                                                -------------

     Total Common Stocks                                          272,001,415(a)
                                                                -------------

     Short-Term Investments
     19.9% of net assets

     State Street Navigator Securities
       Lending Prime Portfolio                   56,375,944        56,375,944(b)
                                                                -------------

                                                  Amount of
     Issuer                                       Principal          Value
     ---------------------------------------------------------------------------

     Commercial Paper 2.7% of net assets

     Merrill Lynch & Co.
       1.33% 4/01/2003                           $7,468,000        $7,468,000
                                                                -------------
     Total Commercial Paper                                         7,468,000(c)
                                                                -------------

                                                    % of
                                                 Net Assets
     ---------------------------------------------------------------------------

     Summary of Portfolio Assets

     Investments                                     118.8%      $335,845,359(d)
     Cash and Other Assets,
       Less Liabilities                              (18.8%)      (53,095,102)
                                                     ------     -------------
     Net Assets                                      100.0%      $282,750,257
                                                     ======     =============

--------------------------------------------------------------------------------
Federal Income Tax Information

At March 31, 2003, the net unrealized
depreciation of investments based on cost for federal income tax purposes of $337,378,588 was as follows:

Aggregate gross unrealized appreciation
for all investments in which there is an
excess of value over tax cost                                     $27,896,702

Aggregate gross unrealized depreciation
for all investments in which there is an
excess of tax cost over value                                     (29,429,931)
                                                                  -----------
                                                                  ($1,533,229)
                                                                  ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(a)  The fund paid a total of $273,451,414 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(b)  The fund paid a total of $56,375,944 for this security.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(c)  The fund paid a total of $7,468,000 for this security.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(d)  The fund paid a total of $337,295,358 for these securities.
--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
March 31, 2003 (unaudited)

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets
Investments, at value*                                         $335,845,359(a)
Cash                                                                    341
Receivable for securities sold                                    5,385,903
Receivable for fund shares sold                                     199,978
Dividends receivable                                                 47,012
Other assets                                                         27,732
                                                               ------------
                                                                341,506,325

Liabilities
Payable for collateral received on securities loaned             56,375,944
Payable for fund shares redeemed                                  1,090,238
Accrued transfer agent and shareholder services                     729,533
Accrued management fee                                              218,548
Accrued distribution and service fees                                59,445
Accrued trustees' fees                                               28,312
Accrued administration fee                                           19,227
Other accrued expenses                                              234,821
                                                               ------------
                                                                 58,756,068
                                                               ------------

Net Assets                                                     $282,750,257
                                                               ============

Net Assets consist of:
  Unrealized depreciation of investments                        ($1,449,999)
  Accumulated net realized loss                                (372,982,056)
  Paid-in capital                                               657,182,312
                                                               ------------
                                                               $282,750,257(b)
                                                               ============

*Includes securities on loan valued at $53,183,154.

--------------------------------------------------------------------------------
(a)  The fund paid a total of $337,295,358 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(b)                 Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class     Net Assets   /  Number of Shares   =    NAV

  A     $138,660,238         32,776,728           $4.23*
  B(1)   $20,531,414          5,655,950           $3.63**
  B      $84,446,127         23,077,408           $3.66**
  C       $9,677,001          2,656,638           $3.64**
  S      $29,435,477          6,562,090           $4.49

*    Maximum offering price per share = $4.49 ($4.23 [divided by] 0.9425)

** Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.
--------------------------------------------------------------------------------


The text and notes are an integral part of the financial statements.

10  State Street Research Mid-Cap Growth Fund

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended March 31, 2003 (unaudited)

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends, net of foreign taxes                                  $492,875(a)
Interest                                                          138,813(b)
                                                             ------------
                                                                  631,688

Expenses

Management fee                                                  1,125,524(c)
Transfer agent and shareholder services                         1,070,579(d)
Distribution and service fees - Class A                           218,142(e)
Distribution and service fees - Class B(1)                        110,952(e)
Distribution and service fees - Class C                            52,443(e)
Custodian fee                                                      76,370
Reports to shareholders                                            49,750
Administration fee                                                 38,500(f)
Audit fee                                                          19,375
Legal fees                                                         12,625
Trustees' fees                                                     10,875(g)
Registration fees                                                   9,375
Miscellaneous                                                      18,125
                                                             ------------
                                                                2,812,635
Fees paid indirectly                                              (10,166)(h)
                                                             ------------
                                                                2,802,469
                                                             ------------
Net investment loss                                            (2,170,781)
                                                             ------------

Realized and Unrealized Gain (Loss)
on Investments

Net realized loss on investments                              (19,211,461)(i)
Change in unrealized appreciation
  of investments                                               36,796,156
                                                             ------------
Net gain on investments                                        17,584,695
                                                             ------------
Net increase in net assets resulting
  from operations                                             $15,413,914
                                                             ============

--------------------------------------------------------------------------------
(a)  The fund paid foreign taxes of $3,030.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(b) Includes $52,421 in income from the lending of portfolio securities. As of the report date, the fund had a total of $53,183,154 of securities out on loan and was holding a total of $56,375,944 of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(c) The management fee is 0.75% of the first $500 million of average net assets, annually, 0.70% of the next $500 million, and 0.65% of any amount over $1 billion.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(d) Includes a total of $416,953 paid to the distributor and MetLife for services provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(e) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares. For Class A, Class B, and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of March 31, 2003, there were $1,451,959, $12,773 and $1,699,821 for Class A, Class B and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(f) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(g) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(h) Represents transfer agents credits earned from uninvested cash balances and directed brokerage credits used to reduce the custodian fee.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(i) The fund sold $191,127,190 worth of securities. During this same period, the fund also bought $163,444,824 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                         Six months ended
                                          March 31, 2003        Year ended
                                            (unaudited)     September 30, 2002
--------------------------------------------------------------------------------

Increase (Decrease) In Net Assets

Operations:
Net investment loss                           ($2,170,781)       ($6,329,931)
Net realized loss on investments              (19,211,461)       (92,837,818)
Change in unrealized
  appreciation of investments                  36,796,156         24,991,773
                                           ---------------------------------
Net increase (decrease) resulting
  from operations                              15,413,914        (74,175,976)
                                           ---------------------------------
Net decrease from fund
  share transactions                          (35,122,580)(a)    (73,285,726)
                                           ---------------------------------
Total decrease in net assets                  (19,708,666)      (147,461,702)

Net Assets
Beginning of period                           302,458,923        449,920,625
                                           ---------------------------------
End of period                                $282,750,257       $302,458,923
                                           =================================


The text and notes are an integral part of the financial statements.

12  State Street Research Mid-Cap Growth Fund

--------------------------------------------------------------------------------
(a)  These transactions break down by share class as follows:

                                                   Six months ended
                                                    March 31, 2003                          Year ended
                                                     (unaudited)                       September 30, 2002
                                             ----------------------------------------------------------------
Class A                                         Shares           Amount             Shares          Amount
=============================================================================================================
Shares sold                                   5,523,501       $23,195,749*       12,872,573       $68,780,491
Shares redeemed                              (8,723,510)      (36,785,063)      (16,997,725)      (89,584,675)
                                            -----------------------------------------------------------------
Net decrease                                 (3,200,009)     ($13,589,314)       (4,125,152)     ($20,804,184)
                                            =================================================================

Class B(1)                                      Shares           Amount             Shares          Amount
=============================================================================================================
Shares sold                                     632,623        $2,313,809**       1,865,430        $8,577,447
Shares redeemed                              (1,414,616)       (5,159,077)***    (1,407,386)       (6,207,338)
                                            -----------------------------------------------------------------
Net increase (decrease)                        (781,993)      ($2,845,268)          458,044        $2,370,109
                                            =================================================================

Class B                                         Shares           Amount             Shares          Amount
=============================================================================================================
Shares sold                                     189,179          $664,129           727,648        $3,315,351
Shares redeemed                              (4,157,022)      (15,113,608)***    (9,900,212)      (44,833,459)
                                            -----------------------------------------------------------------
Net decrease                                 (3,967,843)     ($14,449,479)       (9,172,564)     ($41,518,108)
                                            =================================================================

Class C                                         Shares           Amount             Shares          Amount
=============================================================================================================
Shares sold                                      67,289          $248,426**         211,840        $1,014,532
Shares redeemed                                (517,321)       (1,875,465)****   (1,064,624)       (4,952,964)
                                            -----------------------------------------------------------------
Net decrease                                   (450,032)      ($1,627,039)         (852,784)      ($3,938,432)
                                            =================================================================

Class S                                         Shares           Amount             Shares          Amount
=============================================================================================================
Shares sold                                     556,785        $2,520,546         1,361,310        $7,769,327
Shares redeemed                              (1,150,678)       (5,132,026)       (2,998,486)      (17,164,438)
                                            -----------------------------------------------------------------
Net decrease                                   (593,893)      ($2,611,480)       (1,637,176)      ($9,395,111)
                                            =================================================================

      The trustees have the authority to issue an unlimited number of fund shares, with a $0.001 par value per share. At March 31, 2003, the Adviser owned 17,234 Class A shares of the fund.

* Sales charges collected by the distributor and MetLife were $11,723 and $64,178.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $63,834 and $171 for Class B(1) and Class C, respectively, were paid by the distributor, not the fund.

*** Includes $22,655 and $420 in deferred sales charges collected by the distributor for Class B(1) and Class B, respectively.

****  Includes $117 in deferred sales charges collected by the distributor.
--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

These provide a summary of each share classs financial performance for the past five fiscal years.

                                                                                            Class A
                                                              ======================================================================
                                                              Six months ended                Years ended September 30
                                                               March 31, 2003   ----------------------------------------------------
Per-Share Data                                                 (unaudited)(a)   2002(a)   2001(a)   2000(a)   1999(a)   1998(a)
====================================================================================================================================
Net asset value, beginning of period ($)                             4.03          5.04     20.10     13.64     11.95     14.74
                                                                   ------        ------    ------    ------    ------    ------
  Net investment loss ($)                                           (0.03)        (0.07)    (0.06)    (0.15)    (0.14)    (0.12)
  Net realized and unrealized gain (loss) on investments ($)         0.23         (0.94)    (6.47)     7.44      3.15     (2.54)
                                                                   ------        ------    ------    ------    ------    ------
Total from investment operations ($)                                 0.20         (1.01)    (6.53)     7.29      3.01     (2.66)
                                                                   ------        ------    ------    ------    ------    ------
  Distributions from capital gains ($)                                 --            --     (8.53)    (0.83)    (1.32)    (0.13)
                                                                   ------        ------    ------    ------    ------    ------
Total distributions ($)                                                --            --     (8.53)    (0.83)    (1.32)    (0.13)
                                                                   ------        ------    ------    ------    ------    ------
Net asset value, end of period ($)                                   4.23          4.03      5.04     20.10     13.64     11.95
                                                                   ======        ======    ======    ======    ======    ======
Total return % (b)                                                   4.96(d)     (20.04)   (49.83)    54.91     26.75    (18.14)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                         138,660       144,814   201,936   450,521   321,667   319,014
Expense ratio (%)                                                    1.92(e)       1.78      1.56      1.38      1.40      1.39
Expense ratio after expense reductions (%)                           1.91(e)       1.76      1.54      1.37      1.38      1.39
Ratio of net investment loss to average net assets (%)              (1.49)(e)     (1.33)    (0.73)    (0.85)    (1.03)    (0.88)
Portfolio turnover rate (%)                                         56.22        136.30    123.50    171.87     68.03     86.34

                                                                                         Class B(1)
                                                              ==========================================================
                                                              Six months ended         Years ended September 30
                                                               March 31, 2003   ----------------------------------------
Per-Share Data                                                 (unaudited)(a)   2002(a)   2001(a)   2000(a)   1999(a)(c)
====================================================================================================================================
Net asset value, beginning of period ($)                             3.47          4.36     18.83     12.90     13.17
                                                                   ------        ------    ------    ------    ------
  Net investment loss ($)                                           (0.04)        (0.09)    (0.09)    (0.26)    (0.17)
  Net realized and unrealized gain (loss) on investments ($)         0.20         (0.80)    (5.85)     7.02     (0.10)
                                                                   ------        ------    ------    ------    ------
Total from investment operations ($)                                 0.16         (0.89)    (5.94)     6.76     (0.27)
                                                                   ------        ------    ------    ------    ------
  Distributions from capital gains ($)                                 --            --     (8.53)    (0.83)       --
                                                                   ------        ------    ------    ------    ------
Total distributions ($)                                                --            --     (8.53)    (0.83)       --
                                                                   ------        ------    ------    ------    ------
Net asset value, end of period ($)                                   3.63          3.47      4.36     18.83     12.90
                                                                   ======        ======    ======    ======    ======
Total return % (b)                                                   4.61(d)     (20.41)   (50.25)    53.90     (2.05)(d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                          20,531        22,314    26,083    37,063     8,730
Expense ratio (%)                                                    2.62(e)       2.48      2.26      2.11      2.15(e)
Expense ratio after expense reductions (%)                           2.61(e)       2.46      2.24      2.10      2.13(e)
Ratio of net investment loss to average net assets (%)              (2.18)(e)     (2.02)    (1.43)    (1.52)    (1.81)(e)
Portfolio turnover rate (%)                                         56.22        136.30    123.50    171.87     68.03


The text and notes are an integral part of the financial statements.

14  State Street Research Mid-Cap Growth Fund

                                                                                            Class B
                                                              ======================================================================
                                                              Six months ended                Years ended September 30
                                                               March 31, 2003   ----------------------------------------------------
Per-Share Data                                                 (unaudited)(a)   2002(a)   2001(a)   2000(a)   1999(a)   1998(a)
====================================================================================================================================
Net asset value, beginning of period ($)                             3.48          4.36     18.82     12.90     11.45     14.24
                                                                   ------        ------    ------    ------    ------    ------
  Net investment loss ($)                                           (0.02)        (0.07)    (0.10)    (0.26)    (0.22)    (0.22)
  Net realized and unrealized gain (loss) on investments ($)         0.20         (0.81)    (5.83)     7.01      2.99     (2.44)
                                                                   ------        ------    ------    ------    ------    ------
Total from investment operations ($)                                 0.18         (0.88)    (5.93)     6.75      2.77     (2.66)
                                                                   ------        ------    ------    ------    ------    ------
  Distributions from capital gains ($)                                 --            --     (8.53)    (0.83)    (1.32)    (0.13)
                                                                   ------        ------    ------    ------    ------    ------
Total distributions ($)                                                --            --     (8.53)    (0.83)    (1.32)   (0.13)
                                                                   ------        ------    ------    ------    ------    ------
Net asset value, end of period ($)                                   3.66          3.48      4.36     18.82     12.90     11.45
                                                                   ======        ======    ======    ======    ======    ======
Total return % (b)                                                   5.17(d)     (20.18)   (50.18)    53.83     25.74    (18.78)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                          84,446        94,029   157,788   411,584   318,695   365,547
Expense ratio (%)                                                    1.62(e)       1.88      2.26      2.11      2.15      2.13
Expense ratio after expense reductions (%)                           1.61(e)       1.86      2.24      2.10      2.13      2.13
Ratio of net investment loss to average net assets (%)              (1.19)(e)     (1.46)    (1.44)    (1.58)    (1.77)    (1.63)
Portfolio turnover rate (%)                                         56.22        136.30    123.50    171.87     68.03     86.34

                                                                                            Class C
                                                              ======================================================================
                                                              Six months ended                Years ended September 30
                                                               March 31, 2003   ----------------------------------------------------
Per-Share Data                                                 (unaudited)(a)   2002(a)   2001(a)   2000(a)   1999(a)   1998(a)
====================================================================================================================================
Net asset value, beginning of period ($)                             3.48          4.39     18.87     12.93     11.47     14.26
                                                                   ------        ------    ------    ------    ------    ------
  Net investment loss ($)                                           (0.04)        (0.09)    (0.10)    (0.27)    (0.22)    (0.22)
  Net realized and unrealized gain (loss) on investments ($)         0.20         (0.82)    (5.85)     7.04      3.00     (2.44)
                                                                   ------        ------    ------    ------    ------    ------
Total from investment operations ($)                                 0.16         (0.91)    (5.95)     6.77      2.78     (2.66)
                                                                   ------        ------    ------    ------    ------    ------
  Distributions from capital gains ($)                                 --            --     (8.53)    (0.83)    (1.32)    (0.13)
                                                                   ------        ------    ------    ------    ------    ------
Total distributions ($)                                                --            --     (8.53)    (0.83)    (1.32)    (0.13)
                                                                   ------        ------    ------    ------    ------    ------
Net asset value, end of period ($)                                   3.64          3.48      4.39     18.87     12.93     11.47
                                                                   ======        ======    ======    ======    ======    ======
Total return %(b)                                                    4.60(d)     (20.73)   (50.15)    53.86     25.77    (18.76)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                           9,677        10,805    17,362    51,721    41,235    52,208
Expense ratio (%)                                                    2.62(e)       2.48      2.26      2.11      2.15      2.13
Expense ratio after expense reductions (%)                           2.61(e)       2.46      2.24      2.10      2.13      2.13
Ratio of net investment loss to average net assets (%)              (2.20)(e)     (2.05)    (1.44)    (1.58)    (1.77)    (1.63)
Portfolio turnover rate (%)                                         56.22        136.30    123.50    171.87     68.03     86.34

(a)  Per-share figures have been calculated using the average shares method.
(b)  Does not reflect any front-end or contingent deferred sales charges.
(c)  January 1, 1999 (commencement of share class), to September 30, 1999
(d)  Not annualized
(e)  Annualized


            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                                            Class S
                                                              ======================================================================
                                                              Six months ended                Years ended September 30
                                                               March 31, 2003   ----------------------------------------------------
Per-Share Data                                                 (unaudited)(a)   2002(a)   2001(a)   2000(a)   1999(a)   1998(a)
====================================================================================================================================
Net asset value, beginning of period ($)                             4.26          5.32     20.62     13.94     12.16     14.96
                                                                   ------        ------    ------    ------    ------    ------
  Net investment loss ($)                                           (0.03)        (0.06)    (0.04)    (0.11)    (0.10)    (0.09)
  Net realized and unrealized gain (loss) on investments ($)         0.26         (1.00)    (6.73)     7.62      3.20     (2.58)
                                                                   ------        ------    ------    ------    ------    ------
Total from investment operations ($)                                 0.23         (1.06)    (6.77)     7.51      3.10     (2.67)
                                                                   ------        ------    ------    ------    ------    ------
  Distributions from capital gains ($)                                 --            --     (8.53)    (0.83)    (1.32)    (0.13)
                                                                   ------        ------    ------    ------    ------    ------
Total distributions ($)                                                --            --     (8.53)    (0.83)    (1.32)    (0.13)
                                                                   ------        ------    ------    ------    ------    ------
Net asset value, end of period ($)                                   4.49          4.26      5.32     20.62     13.94     12.16
                                                                   ======        ======    ======    ======    ======    ======
Total return %(b)                                                    5.40(d)     (19.92)   (49.68)    55.32     27.06    (17.94)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                          29,435        30,497    46,751   121,727    90,751   113,118
Expense ratio (%)                                                    1.62(e)       1.48      1.26      1.11      1.15      1.14
Expense ratio after expense reductions (%)                           1.61(e)       1.46      1.24      1.10      1.13      1.14
Ratio of net investment loss to average net assets (%)              (1.20)(e)     (1.05)    (0.43)    (0.58)    (0.77)    (0.63)
Portfolio turnover rate (%)                                         56.22        136.30    123.50    171.87     68.03     86.34

(a)  Per-share figures have been calculated using the average shares method.
(b)  Does not reflect any front-end or contingent deferred sales charges.
(c)  January 1, 1999 (commencement of share class), to September 30, 1999
(d)  Not annualized
(e)  Annualized


The text and notes are an integral part of the financial statements.

16  State Street Research Mid-Cap Growth Fund

State Street Research Capital Trust

                                                                                     Number of Funds
    Name,     Position(s)  Term of Office                                            in Fund Complex               Other
   Address     Held with   and Length of        Principal Occupations                  Overseen by           Directorships Held
 and Age (a)     Fund     Time Served (b)        During Past 5 Years               Trustee/Officer (c)       by Trustee/Officer
====================================================================================================================================
Independent Trustees

Bruce R. Bond   Trustee     Since 1999   Retired; formerly Chairman of the Board,         19             Ceridian Corporation
(57)                                     Chief Executive Officer and President,
                                         PictureTel Corporation (video conferencing
                                         systems)
------------------------------------------------------------------------------------------------------------------------------------
Steve A.        Trustee     Since 1997   Retired; formerly Senior Vice President for      55             Metropolitan Series Fund,
Garban                                   Finance and Operations and Treasurer, The                       Inc.(d)
(65)                                     Pennsylvania State University
------------------------------------------------------------------------------------------------------------------------------------
Dean O.         Trustee     Since 1985   Retired; formerly Executive Vice President,      55             The Clorox Company;
Morton                                   Chief Operating Officer and Director,                           KLA-Tencor Corporation;
(71)                                     Hewlett-Packard Company (computer                               BEA Systems, Inc.; Cepheid;
                                         manufacturer)                                                   Pharsight Corporation; and
                                                                                                         Metropolitan Series Fund,
                                                                                                         Inc.(d)
------------------------------------------------------------------------------------------------------------------------------------
Susan M.        Trustee     Since 1998   Dean, School of Business and Public              19             None
Phillips                                 Management, George Washington University;
(58)                                     formerly a member of the Board of Governors
                                         of the Federal Reserve System and Chairman;
                                         and Commissioner of the Commodity Futures
                                         Trading Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby            Trustee     Since 1995   President, Founders Investments Ltd.             55             A.P. Pharma, Inc.; and
Rosenblatt                               (investments); formerly President, The Glen                     Metropolitan Series Fund,
(64)                                     Ellen Company (private investment firm)                         Inc.(d)
------------------------------------------------------------------------------------------------------------------------------------
Michael S.      Trustee     Since 1987   Jay W. Forrester Professor of Management,        55             Metropolitan Series Fund,
Scott Morton                             Sloan School of Management, Massachusetts                       Inc.(d)
(65)                                     Institute of Technology
------------------------------------------------------------------------------------------------------------------------------------
James M.        Trustee     Since 2002   Attorney; formerly Partner, Dechert              19             SEI Investments Funds
Storey                                   (law firm)                                                      (consisting of 104
(72)                                                                                                     portfolios); and The
                                                                                                         Massachusetts Health &
                                                                                                         Education Tax-Exempt Trust
====================================================================================================================================
Interested Trustee

Richard S.      Trustee     Since 2000   Chairman of the Board, President and Chief       19             None
Davis++                                  Executive Officer of State Street Research
(57)                                     & Management Company; formerly Senior Vice
                                         President, Fixed Income Investments,
                                         Metropolitan Life Insurance Company
====================================================================================================================================
Officers

John F.           Vice      Since 2001   Managing Director of State Street Research &      3             None
Burbank         President                Management Company; formerly Senior Vice
(65)                                     President, State Street Research & Management
                                         Company
------------------------------------------------------------------------------------------------------------------------------------
C. Kim            Vice      Since 2002   Managing Director and Chief Investment           18             None
Goodwin         President                Officer-Equities of State Street Research &
(44)                                     Management Company; formerly Chief Investment
                                         Officer-U.S. Growth Equities, American
                                         Century; and Senior Vice President and
                                         portfolio manager, Putnam Investments
------------------------------------------------------------------------------------------------------------------------------------
Eileen M.         Vice      Since 2002   Senior Vice President of State Street             3             None
Leary (40)      President                Research & Management Company; formerly Vice
                                         President, State Street Research & Management
                                         Company
------------------------------------------------------------------------------------------------------------------------------------
John S.           Vice      Since 2001   Managing Director, Chief Financial Officer       19             None
Lombardo        President                and Director of State Street Research &
(48)                                     Management Company; formerly Executive Vice
                                         President, State Street Research & Management
                                         Company; and Senior Vice President, Product
                                         and Financial Management, MetLife Auto & Home
------------------------------------------------------------------------------------------------------------------------------------
Andrew Morey      Vice      Since 2003   Senior Vice President of State Street             3             None
(34)            President                Research & Management Company; formerly Vice
                                         President, State Street Research & Management
                                         Company
------------------------------------------------------------------------------------------------------------------------------------
Tucker Walsh      Vice      Since 1999   Managing Director of State Street Research &      3             None
(33)            President                Management Company; formerly Vice President
                                         and analyst, State Street Research &
                                         Management Company
------------------------------------------------------------------------------------------------------------------------------------
Douglas A.      Treasurer   Since 2001   Senior Vice President and Treasurer of State     19             None
Romich                                   Street Research & Management Company;
(46)                                     formerly Vice President and Assistant
                                         Treasurer, State Street Research & Management
                                         Company
------------------------------------------------------------------------------------------------------------------------------------
Francis J.      Secretary   Since 1995   Managing Director, General Counsel and           19             None
McNamara, III                            Secretary of State Street Research &
(47)                                     Management Company; formerly Executive Vice
                                         President, State Street Research & Management
                                         Company
====================================================================================================================================

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, or is removed or a successor is elected.

(c) Includes all series of 9 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 36 separate portfolios.

++ Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

Glossary

12b-1 fees - Fees paid from mutual fund assets for personal services and for the maintenance of shareholder accounts and distribution and marketing expenses. The fees are named after the SEC rule that permits them.

Average shares method - The practice of basing a fund's calculations for a given period on the average number of shares that were outstanding during that period.

Nasdaq - The stock price quotation system operated by the National Association of Securities Dealers. The Nasdaq system operates as a clearing house for transaction data about stocks that are traded "over the counter" around the U.S.

New York Stock Exchange - The largest stock exchange in the United States, and the place where many of the largest company stocks are listed. Unlike the Nasdaq system, the NYSE is a physical exchange, with all trading occurring on the exchange's trading floor on Wall Street.

Principal Amount - With bonds and certain other debt securities, the amount of the underlying principal of the security. When the security matures, the issuer is obligated to repay this amount to the holder of the security. Also called "face value" or "par value".


18  State Street Research Mid-Cap Growth Fund

[LOGO] STATE STREET RESEARCH                                 -----------------
One Financial Center o Boston, MA 02111-2690                      PRSRT STD
                                                                U.S. POSTAGE
                                                                    PAID
                                                                 PERMIT #6
                                                                 HUDSON, MA
                                                             -----------------

Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

[GRAPHIC] Internet
          www.ssrfunds.com

[GRAPHIC] E-mail
          info@ssrfunds.com

[GRAPHIC] Phone
          1-87-SSR-FUNDS (1-877-773-8637), toll-free, 7 days a week,
          24 hours a day
          Hearing-impaired: 1-800-676-7876
          Chinese- and Spanish-speaking: 1-888-638-3193

[GRAPHIC] Fax
          1-617-737-9722 (request confirmation number first from the Service Center by calling 1-877-773-8637)

[GRAPHIC] Mail
          State Street Research Service Center
          P.O. Box 8408, Boston, MA 02266-8408

State Street Research
FYI
--------------------------------------------------------------------------------

[GRAPHIC] State Street Research offers electronic delivery of quarterly statements, shareholder reports and fund prospectuses. If you elect this option, we will send these materials to you via e-mail. To learn more, visit us on the web at www.ssrfunds.com and click on "Go to Your Account" or call us toll-free at 1-87-SSR-FUNDS (1-877-773-8637).

          Did you know that you can give a State Street Research mutual fund as a gift? To learn more, call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time.

[GRAPHIC]           The DALBAR awards recognize quality shareholder service and
for Excellence      quality shareholder communications and should not be
  in Service        considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

          For 24-Hour
          Automated Access
          to Your Account

[GRAPHIC] 1-87-SSR-FUNDS
          ------------------------
          (1-877-773-8637)

          www.ssrfunds.com

--------------------------------------------------------------------------------

OverView
--------------------------------------------------------------------------------
For more information on the products and services mentioned in OverView, our shareholder newsletter, visit our web site at www.ssrfunds.com.

Webcasts
--------------------------------------------------------------------------------
[GRAPHIC] For a professional perspective on the markets, the economy and timely investment topics, tune in to a State Street Research webcast.

Complete Fund Listing
--------------------------------------------------------------------------------
[GRAPHIC] For a list of our funds, visit our web site at www.ssrfunds.com under Research Our Funds.

--------------------------------------------------------------------------------
[GRAPHIC]           This report must be accompanied or preceded by a current
for Excellence      State Street Research Mid-Cap Growth Fund prospectus. When
in Shareholder      used as sales material after June 30, 2003, this report must
Communications      be accompanied by the most recent Quarterly Performance
                    Update.

                    To obtain a prospectus for any State Street Research fund, call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

(C) 2003 State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111-2690
CONTROL NUMBER:(exp0504)SSR-LD                                      MG-3634-0503

[LOGO] STATE STREET RESEARCH

Emerging Growth Fund
--------------------------------------------------------------------------------

                         Semiannual Report to Shareholders
                         March 31, 2003

In This Report   Investment Update

                         plus

                         A Review of Fund Performance
                         Key Facts and Financial Statements

--------------------------------------------------------------------------------

   Contents

2  6-Month Review
   A look at the fund and its market
   environment over the past 6 months

4  The Fund in Detail
   Portfolio holdings, financials and notes

--------------------------------------------------------------------------------

From the Chairman
Better Times

for the U.S. financial markets raised hopes that the darkest period for American investors in more than 30 years was coming to an end. Almost every major U.S. stock and bond market index reported a gain for the six-month period ended March 31, 2003, despite uncertainty about the U.S. economy and the outbreak of war with Iraq. In the final month of the period, the economy also gave signs of stabilizing as pockets of improvement emerged in the manufacturing sector.

[PHOTO]
Richard S. Davis

In the report that follows, your lead portfolio manager talks in greater detail about the fund's performance and management during the period. We hope that you will discuss any questions you have about the fund with your financial advisor. As always, thank you for investing with State Street Research.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis, Chairman
March 31, 2003

[GRAPHIC]
6-Month Review

                            How State Street Research
                         Emerging Growth Fund Performed

State Street Research Emerging Growth Fund returned -1.83% for the six-month period ended March 31, 2003.(1) That was less than the Russell 2000(R) Growth Index, which returned 3.34% over the same period.(2) The fund also underperformed the Lipper Small-Cap Growth Funds Average, which returned 0.64% for the period.(3)

Reasons for the Fund's Performance

Renewed investor interest in Technology stocks contributed to stronger performance in this sector. However, the fund's underweight in Technology hurt performance. Our emphasis on consumer-oriented stocks, which accounted for more than one-third of the fund's holdings, also detracted from performance although some produced attractive gains. For example, Expedia, the premier online travel company, International Game Technology and Station Casinos all did well and education service providers Education Management and Career Education rebounded after fourth quarter 2002 losses.

Our underweight in the Financial Services sector helped performance. However, stock selection led to disappointments as PRG-Schultz, LendingTree and Affiliated Managers Group all declined. Stock selection in the Health Care sector helped returns during the last three months of the period. However, weak performance from service-related companies, notably Province Healthcare, a rural hospital group that lost ground early in the period, offset those positive returns.

Looking Ahead

We remain disciplined in our approach to stock selection, adding to positions where our conviction is high and eliminating those with near-term business risk. Our bottom-up investment process has resulted in a substantial emphasis on Consumer Discretionary stocks as well as Energy and Producer Durables. |_|

Class A Shares(1)

     -1.83% [DOWN ARROW]

"We remain
 disciplined in our
 approach to stock
 selection."

 [PHOTO]
 Tucker Walsh
 Lead Portfolio Manager,
 State Street Research
 Emerging Growth Fund

Russell 2000
Growth Index(2)

     3.34% [UP ARROW]

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.


2 State Street Research Emerging Growth Fund

[GRAPHIC] The Fund at a Glance as of 3/31/03

State Street Research Emerging Growth Fund is an aggressive growth fund focusing on small emerging growth companies.

Hits & Misses

[GRAPHIC]

Priority Healthcare

One of our largest portfolio holdings, the company posted double-digit gains in the first quarter of 2003 after announcing that it had signed a long-term license agreement to be the exclusive provider of pharmacy services for Wal-Mart.

[GRAPHIC]

Oakley Inc.

Sluggish consumer spending hurt revenues for this manufacturer and distributor of high-fashion eyewear, apparel and other accessories. However, we expect business prospects to improve when the company launches new products over the next year.

Total Net Assets: $85 million

--------------------------------------------------------------------------------

Top 10 Holdings

     Issuer/Security          % of fund net assets

  1  Priority Healthcare                      3.6%

  2  Career Education                         3.4%

  3  Education Management                     3.1%

  4  LendingTree                              3.1%

  5  O'Charley's                              2.5%

  6  Caremark Rx                              2.5%

  7  Hotels.com                               2.4%

  8  International Game Technology            2.3%

  9  New York Community Bancorp               2.2%

 10  Ruby Tuesday                             2.1%

     Total   27.2%

See page 7 for more detail.

Performance

Fund average annual total return as of 3/31/03(4,6,7,8)
(does not reflect sales charge)

                                                          Life of Fund
Share Class                 1 Year         5 Years          (10/4/93)
--------------------------------------------------------------------------------
Class A                    -25.48%          -4.21%            4.33%
--------------------------------------------------------------------------------
Class B(1)                 -26.15%          -4.84%            3.62%
--------------------------------------------------------------------------------
Class B                    -25.99%          -4.81%            3.64%
--------------------------------------------------------------------------------
Class C                    -25.96%          -4.81%            3.65%
--------------------------------------------------------------------------------
Class S                    -25.44%          -3.91%            4.65%
--------------------------------------------------------------------------------

Fund average annual total return as of 3/31/03(4,5,6,7,8)
(at maximum applicable sales charge)

                                                          Life of Fund
Share Class                1 Year         5 Years          (10/4/93)
--------------------------------------------------------------------------------
Class A                    -29.76%         -5.34%             3.68%
--------------------------------------------------------------------------------
Class B(1)                 -29.84%         -5.14%             3.62%
--------------------------------------------------------------------------------
Class B                    -29.69%         -5.11%             3.64%
--------------------------------------------------------------------------------
Class C                    -26.70%         -4.81%             3.65%
--------------------------------------------------------------------------------
Class S                    -25.44%         -3.91%             4.65%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Top 5 Industries
--------------------------------------------------------------------------------

by % of fund net assets

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

March 31, 2003                          September 30, 2002

                                        Health Care Services  17.9%
Health Care Services  7.6%              Consumer Services      8.6%
Communications,                         Banks &
Media &                                 Savings & Loan         7.4%
Entertainment         6.8%              Restaurants            6.9%
Consumer Services     6.6%              Communications,
Restaurants           6.1%              Media &
Commercial Services   6.0%              Entertainment          6.6%

--------------------------------------------------------------------------------
Ticker Symbols
--------------------------------------------------------------------------------

State Street Research Emerging Growth Fund

Class A: SCGAX Class B(1): SRCBX Class B: SCGBX Class C: SGCDX Class S: SSEGX

--------------------------------------------------------------------------------

(1)  Does not reflect sales charge.

(2) The Russell 2000 Growth Index contains those stocks within the complete Russell 2000(R) Index (a small-company index) that show above-average growth. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.

(3) The Lipper Small-Cap Growth Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds.

(4) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. For Classes A, B and C, returns for the period October 4, 1993, through February 1, 1994 (commencement of share class), reflects performance of Class S shares. Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

(5) Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B or B(1) share or 1% Class C share contingent deferred sales charge, where applicable.

(6) Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

(7) Because the fund invests in emerging growth and special situation companies, an investment in the fund may involve greater-than-average risk and above-average price fluctuations. Small-company stocks are more volatile than large-company stocks. Favorable investments in initial public offerings ("IPOs") have helped produce short-term returns in some periods that are not typical and may not continue in the future.

(8) Class S shares, offered without sales charge, are available through certain employee benefit plans and special programs.

[GRAPHIC]
The Fund in Detail

                                                                       [GRAPHIC]

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the six months leading up to the report date, and give a summary of operations on a per-share basis for the past five fiscal years There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 16 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


4  State Street Research Emerging Growth Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Emerging Growth Fund is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities.This fund is a series of State Street Research Capital Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

     o The board of trustees oversees the fund with its shareholders' interests in mind and has ultimate responsibility for the fund's activities.

     o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities and receives the management fee as compensation.

     o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders and provides other shareholder services.

     o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firms' employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide growth of capital by investing primarily in emerging growth companies, with an emphasis on small companies.

Share Classes

The fund generally offers five share classes, each with its own sales charge and expense structure.The fund also offers an additional class of shares (Class B) but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay service and distribution fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. Class R shares are offered to retirement plans participating in certain platforms sponsored by broker-dealers, which may involve multiple fund families. Class R shares pay a service and distribution fee of 0.50%.


            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

     o Listed securities - The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

     o Over-the-counter securities - The fund uses the closing prices quoted on the Nasdaq system. If a security hasn't traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

     o Securities maturing within 60 days - The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

     o Foreign securities - If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

     o    Interest - The fund accrues interest daily as it earns it.

     o    Cash dividends - The fund accrues these on the ex-dividend date.

Investment income and realized and unrealized gains and losses are allocated pro rata on the basis of relative net assets by the holders of all classes of shares. Net investment income is determined daily and consists of interest and dividends earned, less the estimated daily expenses of the fund.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income. Investments in the State Street Navigator Securities Lending Prime Portfolio are valued at its closing net asset value per share on the day of valuation.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The difference is primarily due to differing treatments for wash sale deferrals. The fund distributes its earnings on the following schedule:

     o Dividends from net investment income - The fund ordinarily declares and pays these annually, if any.

     o Net realized capital gains - The fund distributes these annually, if any.

If the fund has no earnings to distribute, it won't make a distribution.

The fund has elected to be taxed under Subchapter M of the Internal Revenue Code. As such, the fund does not intend to pay federal income taxes, in part because it makes distributions as described above.

The fund pays expenses as follows:

     o Expenses attributed to the fund - The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee, and distribution and service fees.

     o Expenses attributed to the trust of which the fund is a series - These expenses are divided up among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include the legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities, and income and expenses. Actual results could differ from these estimates.


The text and notes are an integral part of the financial statements.

6  State Street Research Emerging Growth Fund

Portfolio Holdings
--------------------------------------------------------------------------------
March 31, 2003 (unaudited)

The listings that begin on this page detail the fund's investment holdings as of the report date.We have grouped the holdings by asset class and then by specific industry.

The solid black circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

KEY TO SYMBOLS

*    Denotes a security which has not paid a dividend during the last year.

--------------------------------------------------------------------------------

     Issuer                                         Shares               Value
     ---------------------------------------------------------------------------

     Common Stocks 95.6% of net assets

     Automobiles & Transportation 1.8% of net assets
     ---------------------------------------------------------------------------

     Air Transport 0.6%
     Jetblue Airways Corp.*                         17,300              $479,383
                                                                   -------------

     Automotive Parts 0.6%
     Gentex Corp.*                                  21,800               554,592
                                                                   -------------

     Truckers 0.6%
     J.B. Hunt Transportation Services Inc.*        19,500               524,940
                                                                   -------------
     Total Automobiles & Transportation                                1,558,915
                                                                   -------------

     Consumer Discretionary 39.9% of net assets
     ---------------------------------------------------------------------------

(8)  Casinos/Gambling, Hotel/Motel 5.4%
     International Game Technology Inc.*            23,500             1,924,650
     Mandalay Resort Group*                         59,300             1,634,308
     Station Casinos Inc.*                          50,500             1,066,055
                                                                   -------------
                                                                       4,625,013
                                                                   -------------

     Commercial Services 6.0%
     Corporate Executive Board Co.*                 12,100               431,002
     Expedia Inc. Cl. A*                            19,800             1,022,868
     FTI Consulting Inc.*                           23,600             1,090,792
(7)  Hotels.com*                                    34,900             2,012,857
     Kroll Inc.*                                    25,900               554,519
                                                                   -------------
                                                                       5,112,038
                                                                   -------------

     Communications, Media & Entertainment 6.8%
     Alliance Gaming Corp.*                         88,100             1,321,500
     Cox Radio, Inc. Cl. A*                         71,000             1,466,860
     Entravision Communications Corp.*             103,800               560,520
     Gray Television Inc.                            5,100                45,900
     Hollywood Entertainment Corp.*                 41,700               668,868
     Radio One Inc. Cl. D*                         128,000             1,694,720
                                                                   -------------
                                                                       5,758,368
                                                                   -------------

     Consumer Electronics 2.0%
     Harman International Inc.                      28,700             1,680,959
                                                                   -------------

     Consumer Products 1.5%
     Oakley Inc.*                                  154,200             1,272,150
                                                                   -------------

     Consumer Services 6.6%
(2)  Career Education Corp.*                        59,900             2,930,308
(3)  Education Management Corp.*                    67,200             2,672,544
                                                                   -------------
                                                                       5,602,852
                                                                   -------------

     Household Furnishings 0.4%
     Kirklands Inc.                                 29,600              $370,000
                                                                   -------------


            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
March 31, 2003

     Issuer                                         Shares               Value
     ---------------------------------------------------------------------------

     Leisure Time 1.9%
     Penn National Gaming Inc.*                     92,200            $1,636,550
                                                                   -------------

     Restaurants 6.1%
     Cheesecake Factory*                            38,800             1,252,076
(5)  O'Charley's Inc.*                             111,100             2,129,787
(10) Ruby Tuesday Inc.                              88,400             1,803,360
                                                                   -------------
                                                                       5,185,223
                                                                   -------------

     Retail 3.2%
     AC Moore Arts & Crafts Inc.*                   48,000               663,840
     Aeropostale Inc.*                              28,900               382,925
     The Gymboree Corp.*                            36,500               548,960
     Pier 1 Imports Inc.                            23,300               369,538
     Tuesday Morning Corp.*                         36,300               714,384
                                                                   -------------
                                                                       2,679,647
                                                                   -------------
     Total Consumer Discretionary                                     33,922,800
                                                                   -------------

     Financial Services 10.9% of net assets
     ---------------------------------------------------------------------------

     Banks & Savings & Loan 5.6%
     Boston Private Financial Holdings Inc.         45,900               686,664
     CCBT Financial Companies, Inc.                 18,100               398,200
     Hudson River Bancorp Inc.                      56,800             1,305,264
     Independent Bank Corp.                         27,900               558,279
(9)  New York Community Bancorp Inc.                62,175             1,852,815
                                                                   -------------
                                                                       4,801,222
                                                                   -------------

     Financial Data Processing Services & Systems 0.8%
     PRG-Schultz International Inc.*                89,200               643,132
                                                                   -------------

     Miscellaneous Financial 3.1%
(4)  LendingTree Inc.*                             225,100             2,626,917
                                                                   -------------

     Securities Brokerage & Services 1.4%
     Affiliated Managers Group Inc.*                29,400             1,222,158
                                                                   -------------
     Total Financial Services                                          9,293,429
                                                                   -------------

     Health Care 14.8% of net assets
     ---------------------------------------------------------------------------

     Drugs & Biotechnology 4.0%
(1)  Priority Healthcare Corp. Cl. B*              115,800             3,086,070
     Trimeris Inc.*                                  8,200               337,676
                                                                   -------------
                                                                       3,423,746
                                                                   -------------

     Health Care Services 7.6%
     Advance PCS*                                   38,400         $   1,088,256
(6)  Caremark Rx Inc.*                             116,800             2,119,920
     Coventry Health Care Inc.*                     47,900             1,575,910
     Select Medical Corp.*                          75,000             1,068,750
     Stericycle Inc.*                               15,700               590,163
                                                                   -------------
                                                                       6,442,999
                                                                   -------------

     Issuer                                         Shares               Value
     ---------------------------------------------------------------------------

     Hospital Supply 3.2%
     American Medical Systems Holdings Inc.*        86,700         $   1,252,815
     Respironics Inc.*                              21,800               749,288
     Therasense Inc.*                              105,000               701,400
                                                                   -------------
                                                                       2,703,503
                                                                   -------------
     Total Health Care                                                12,570,248
                                                                   -------------

     Materials & Processing 0.6% of net assets
     ---------------------------------------------------------------------------

     Chemicals 0.6%
     Wilson Greatbatch Technologies  Inc.*          19,500               545,805
                                                                   -------------
     Total Materials & Processing                                        545,805
                                                                   -------------

     Other Energy 5.2% of net assets
     ---------------------------------------------------------------------------

     Oil & Gas Producers 1.4%
     Newfield Exploration Co.*                      25,400               860,806
     Vintage Petroleum Inc.                         36,700               348,650
                                                                   -------------
                                                                       1,209,456
                                                                   -------------

     Oil Well Equipment & Services 3.8%
     Grant Prideco Inc.*                            51,300               618,678
     Key Energy Services Inc.*                      57,100               575,568
     Patterson-UTI Energy Inc.*                     18,700               605,132
     Varco International Inc.*                      39,600               725,076
     W-H Energy Services Inc.*                      41,500               710,480
                                                                   -------------
                                                                       3,234,934
                                                                   -------------
     Total Other Energy                                                4,444,390
                                                                   -------------

     Producer Durables 7.3% of net assets
     ---------------------------------------------------------------------------

     Industrial Products 2.4%
     Cuno Inc.*                                     19,700         $     662,511
     Esco Technologies Inc.*                        41,400             1,357,920
                                                                   -------------
                                                                       2,020,431
                                                                   -------------

     Machinery 1.7%
     Applied Films Corp.*                           90,100             1,455,025
                                                                   -------------

     Production Technology Equipment 3.2%
     ATMI Inc.*                                     48,500               934,110
     Cymer Inc.*                                    12,800               302,720
     Lam Research Corp.*                            69,600               792,674
     Varian Semiconductor Equipment Inc.*           34,000               691,560
                                                                   -------------
                                                                       2,721,064
                                                                   -------------
     Total Producer Durables                                           6,196,520
                                                                   -------------

     Technology 14.3% of net assets
     ---------------------------------------------------------------------------

     Communications Technology 0.4%
     Anaren Microwave Inc.*                         37,600               325,240
                                                                   -------------


The text and notes are an integral part of the financial statements.

8  State Street Research Emerging Growth Fund

     Issuer                                         Shares               Value
     ---------------------------------------------------------------------------

     Computer Software 5.5%
     Autodesk Inc.                                  68,400         $1,043,784
     Embarcadero Technologies Inc.*                 93,200            589,099
     Kronos Inc.*                                   50,700          1,777,035
     Netscreen Technologies Inc.*                   24,600            412,788
     Safenet Inc.*                                  26,900            550,105
     Watchguard Technologies Inc.*                  53,500            321,000
                                                                -------------
                                                                    4,693,811
                                                                -------------

     Computer Technology 0.7%
     SanDisk Corp.*                                 36,100            607,202
                                                                -------------

     Electronics 2.7%
     Aeroflex Inc.*                                188,000          1,064,080
     Power Integrations Inc.*                       58,500          1,212,705
                                                                -------------
                                                                    2,276,785
                                                                -------------

     Electronics: Semiconductors/Components 5.0%
     ASM International NV*                          54,000            538,920
     Cree Inc.*                                     63,500          1,176,020
     Integrated Circuit Systems Inc.*               34,700            752,990
     Microsemi Corp.*                               30,300            331,785
     National Semiconductor Corp.*                  87,900          1,497,816
                                                                -------------
                                                                    4,297,531
                                                                -------------
     Total Technology                                              12,200,569
                                                                -------------

     Utilities 0.8% of net assets
     ---------------------------------------------------------------------------

     Gas Distribution 0.8%
     Western Gas Resources Inc.                     20,400            664,020
                                                                -------------
     Total Utilities                                                  664,020
                                                                -------------

     Total Common Stocks                                           81,396,696(a)
                                                                -------------

--------------------------------------------------------------------------------
(a)  The fund paid a total of $80,019,664 for these securities.
--------------------------------------------------------------------------------

Short-Term Investments
27.3% of net assets

State Street Navigator Securities
  Lending Prime Portfolio                       23,190,856         23,190,856
                                                                -------------
Total Short-Term Investments                                       23,190,856(b)
                                                                -------------

--------------------------------------------------------------------------------
(b) The fund paid a total of $23,190,856 for this security.
--------------------------------------------------------------------------------

                                                 Amount of
Issuer                                           Principal               Value
--------------------------------------------------------------------------------

Commercial Paper 9.9% of net assets

Coca-Cola Co.
  1.22% 4/07/2003                               $2,664,000         $2,663,458
E.I. Du Pont De Nemours & Co.
  1.18% 4/02/2003                                1,810,000          1,809,941
Merrill Lynch & Co.
  1.33% 4/01/2003                                3,945,000          3,945,000
                                                                 ------------
Total Commercial Paper                                              8,418,399(c)
                                                                 ------------

--------------------------------------------------------------------------------
(c)  The fund paid a total of $8,418,399 for these securities.
--------------------------------------------------------------------------------

                                                   % of
                                                Net Assets
--------------------------------------------------------------------------------

Summary of Portfolio

Investments                                        132.8%        $113,005,951(d)
Cash and Other Assets,
  Less Liabilities                                 (32.8%)        (27,897,619)
                                                  -------        -------------
Net Assets                                         100.0%         $85,108,332
                                                  =======        =============

--------------------------------------------------------------------------------
(d)  The fund paid a total of $111,628,919 for these securities.
--------------------------------------------------------------------------------

Federal Income Tax Information

At March 31, 2003, the net unrealized
appreciation of investments based on cost for federal income tax purposes of $112,341,574 was as follows:

Aggregate gross unrealized appreciation
for all investments in which there is an
excess of value over tax cost                        $6,938,721

Aggregate gross unrealized depreciation
for all investments in which there is an
excess of tax cost over value                        (6,274,344)
                                            -------------------
                                                       $664,377
                                            ===================

At September 30, 2002, the fund had a capital loss carryforward of $16,724,563 available, to the extent provided in regulations, to offset future capital gains, if any, of which $3,427,141, and $13,297,422 expire on September 30, 2009 and 2010, respectively.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a 12-month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 2001 through September 30, 2002, the fund incurred net capital losses of approximately $3,622,000 and intends to defer and treat such losses as arising in the fiscal year ended September 30, 2003.


            The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
March 31, 2003  (unaudited)

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets

Investments, at value*                                           $113,005,951(a)
Cash                                                                    3,452
Receivable for securities sold                                      1,009,708
Receivable for fund shares sold                                       851,330
Receivable from distributor                                            61,123
Dividends receivable                                                    6,115
                                                             ----------------
                                                                  114,937,679

Liabilities

Payable for collateral received on securities loaned               23,190,856
Payable for securities purchased                                    3,898,115
Payable for fund shares redeemed                                    2,243,590
Accrued transfer agent and shareholder services                       150,068
Accrued management fee                                                 52,084
Accrued distribution and service fees                                  40,102
Accrued administration fee                                             12,683
Accrued trustees fees                                                   1,545
Other accrued expenses                                                240,304
                                                             ----------------
                                                                   29,829,347
                                                             ----------------

Net Assets                                                        $85,108,332
                                                             ================
Net Assets consist of:
  Unrealized appreciation of investments                           $1,377,032
  Accumulated net realized loss                                   (29,832,088)
  Paid-in capital                                                 113,563,388
                                                             ----------------
                                                                  $85,108,332
                                                             ================

--------------------------------------------------------------------------------
(a)  The fund paid a total of $111,628,919 for these securities.
--------------------------------------------------------------------------------

*Includes securities on loan valued at $21,922,847.

--------------------------------------------------------------------------------
(b)
                    Net Asset Value (NAV) of Each Share Class
Except where noted, the NAV is the offering and the redemption price for each class.

Class      Net Assets   [divided by]  Number of Shares    =    NAV
A         $43,679,535                    5,097,737           $8.57*
B(1)      $11,886,243                    1,513,812           $7.85**
B         $17,582,175                    2,236,703           $7.86**
C         $ 6,665,736                      847,174           $7.87**
S         $ 5,294,643                      594,322           $8.91

*    Maximum offering price per share = $9.09 ($8.57 [divided by] 0.9425)

** Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------


The text and notes are an integral part of the financial statements.

10  State Street Research Emerging Growth Fund

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended March 31, 2003 (unaudited)

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income
Dividends                                                            $91,807
Interest                                                              78,702(a)
                                                             ----------------
                                                                     170,509

Expenses

Management fee                                                       328,489(b)
Transfer agent and shareholder services                              252,213(c)
Distribution and service fees - Class A                               64,183(d)
Distribution and service fees - Class B(1)                            63,921(d)
Distribution and service fees - Class B                               99,474(d)
Distribution and service fees - Class C                               30,821(d)
Custodian fee                                                         58,500
Reports to shareholders                                               48,750
Administration fee                                                    42,000(e)
Registration fees                                                     26,000
Audit fee                                                             13,000
Trustees' fees                                                         5,500(f)
Legal fees                                                             3,625
Miscellaneous                                                          9,375
                                                             ----------------
                                                                   1,045,851
Expenses borne by the distributor                                   (308,205)
Fees paid indirectly                                                  (2,537)(g)
                                                             ----------------
                                                                     735,109
                                                             ----------------
Net investment loss                                                 (564,600)
                                                             ----------------

Realized and Unrealized Gain (Loss)
  on Investments

Net realized loss on investments                                  (8,584,747)(h)
Change in unrealized appreciation
  of investments                                                   7,161,282
                                                             ----------------
Net loss on investments                                           (1,423,465)
                                                             ----------------
Net decrease in net assets resulting
  from operations                                                ($1,988,065)
                                                             ================

--------------------------------------------------------------------------------
(a) Includes $29,642 in income from the lending of portfolio securities. As of the report date, the fund had a total of $21,922,847 of securities out on loan and was holding a total of $23,190,856 in collateral (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio) related to these loans.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(b)  The management fee is 0.75% of fund net assets, annually.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(c) Includes a total of $117,419 paid to the distributor and to MetLife for services provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(d) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of March 31, 2003, there were $1,057,777, $218,286, and $1,255,884 for Class A, Class B,
     and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(e) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(f) Paid only to trustees who aren't currently affiliated with the advisor (the fund doesnt pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(g)  Represents transfer agent credits earned from uninvested cash balances.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(h) The fund sold $74,473,982 worth of securities. During this same period, the fund also bought $73,209,248 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                             Six months ended
                                              March 31, 2003      Year ended
                                               (unaudited)    September 30, 2002
--------------------------------------------------------------------------------

Increase (Decrease) In Net Assets

Operations:
Net investment loss                                ($564,600)       ($1,357,076)
Net realized loss on investments                  (8,584,747)        (8,624,322)
Change in unrealized appreciation
  of investments                                   7,161,282          3,916,599
                                             -----------------------------------
Net decrease resulting
  from operations                                 (1,988,065)        (6,064,799)
                                             -----------------------------------
Net decrease from fund
  share transactions                              (1,935,476)(a)     (4,847,629)
                                             -----------------------------------
Total decrease in net assets                      (3,923,541)       (10,912,428)


Net Assets

Beginning of period                               89,031,873         99,944,301
                                             -----------------------------------
End of period                                    $85,108,332        $89,031,873
                                             ===================================


The text and notes are an integral part of the financial statements.

12  State Street Research Emerging Growth Fund

--------------------------------------------------------------------------------
(a)  These transactions break down by share class as follows:

                                              Six months ended
                                               March 31, 2003                    Year ended
                                                (unaudited)                  September 30, 2002
                                    ---------------------------------------------------------------
Class A                                    Shares        Amount            Shares        Amount
---------------------------------------------------------------------------------------------------
Shares sold                              4,039,404    $35,321,663*        5,930,783    $61,427,485
Shares redeemed                         (3,691,981)   (32,185,971)       (5,445,382)   (55,869,175)
                                    ---------------------------------------------------------------
Net increase                               347,423     $3,135,692           485,401     $5,558,310
                                    ===============================================================

Class B(1)                                 Shares        Amount            Shares        Amount
---------------------------------------------------------------------------------------------------
Shares sold                                221,952     $1,778,038**         478,669     $4,634,686
Shares redeemed                           (362,958)    (2,900,106)***      (307,186)    (2,857,508)
                                    ---------------------------------------------------------------
Net increase (decrease)                   (141,006)   ($1,122,068)          171,483     $1,777,178
                                    ===============================================================

Class B                                    Shares        Amount            Shares        Amount
---------------------------------------------------------------------------------------------------
Shares sold                                 27,659       $226,942           127,430     $1,258,103
Shares redeemed                           (580,610)    (4,600,414)***    (1,588,051)   (15,195,467)
                                    ---------------------------------------------------------------
Net decrease                              (552,951)   ($4,373,472)       (1,460,621)  ($13,937,364)
                                    ===============================================================

Class C                                    Shares        Amount            Shares        Amount
---------------------------------------------------------------------------------------------------
Shares sold                                246,272     $1,990,210**         321,730     $3,179,152
Shares redeemed                           (119,066)      (948,336)****     (221,312)    (2,114,963)
                                    ---------------------------------------------------------------
Net increase                               127,206     $1,041,874           100,418     $1,064,189
                                    ===============================================================

Class S                                    Shares        Amount            Shares        Amount
---------------------------------------------------------------------------------------------------
Shares sold                                143,429     $1,316,779           527,195     $5,731,904
Shares redeemed                           (216,957)    (1,934,281)         (463,656)    (5,041,846)
                                    ---------------------------------------------------------------
Net increase (decrease)                    (73,528)     ($617,502)           63,539       $690,058
                                    ===============================================================

     The trustees have the authority to issue an unlimited number of fund shares, with a $0.001 par value per share.

* Sales charges collected by the distributor and MetLife were $13,878 and $18,774.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $27,906 and $180 for Class B(1) and Class C, respectively, were paid by the distributor, not the fund.

*** Includes $13,785 and $3,257 in deferred sales charges collected by the distributor for Class B(1) and Class B, respectively.

**** Includes $273 in deferred sales charges collected by the distributor.

--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------
These provide a summary of each share classs financial performance for the past five fiscal years.

                                                                                  Class A
                                                        ----------------------------------------------------------------------
                                                         Six months ended             Years ended September 30
                                                          March 31, 2003  ----------------------------------------------------
Per-Share Data                                            (unaudited)(a)   2002(a)   2001(a)   2000(a)   1999(a)   1998(a)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                       8.73          9.27     16.08    11.01      8.86      15.53
                                                              ------        ------    ------  -------   -------    -------
 Net investment loss ($)*                                     (0.04)        (0.09)    (0.08)   (0.14)    (0.08)     (0.05)
 Net realized and unrealized gain (loss) on investments ($)   (0.12)        (0.45)    (4.45)    5.21      2.60      (4.01)
                                                              ------        ------    ------  -------   -------    -------
Total from investment operations ($)                          (0.16)        (0.54)    (4.53)    5.07      2.52      (4.06)
                                                              ------        ------    ------  -------   -------    -------
 Distributions from capital gains ($)                            --            --     (2.28)      --     (0.37)     (2.61)
                                                              ------        ------    ------  -------   -------    -------
Total distributions ($)                                          --            --     (2.28)      --     (0.37)     (2.61)
                                                              ------        ------    ------  -------   -------    -------
Net asset value, end of period ($)                             8.57          8.73      9.27    16.08     11.01       8.86
                                                              ======        ======   =======  =======   =======    =======
Total return (%) (b)                                          (1.83)(d)     (5.83)   (30.22)   46.05     29.10     (29.97)

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                    43,680        41,474    39,522   53,600    31,384     30,858
Expense ratio (%)*                                             1.40(e)       1.42      1.44     1.38      1.37       1.35
Expense ratio after expense reductions (%)*                    1.40(e)       1.40      1.40     1.37      1.35       1.35
Ratio of net investment loss to average net assets (%)*       (1.00)(e)     (0.90)    (0.69)   (0.90)    (0.75)     (0.45)
Portfolio turnover rate (%)                                   88.92        167.69    281.64   218.99     93.38      98.30
*Reflects voluntary reduction of expenses of
these amounts (%)                                              0.70(e)       0.56      0.63     0.22      0.50       0.16

                                                                                       Class B(1)
                                                              ----------------------------------------------------------------
                                                               Six months ended          Years ended September 30
                                                                March 31, 2003  ----------------------------------------------
Per-Share Data                                                  (unaudited)(a)   2002(a)   2001(a)   2000(a)   1999(a)(c)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                             8.03          8.60     15.17     10.46      10.22
                                                                   -------       -------    ------    ------     ------
 Net investment loss ($)*                                           (0.07)        (0.15)    (0.15)    (0.24)     (0.12)
 Net realized and unrealized gain (loss) on investments ($)         (0.11)        (0.42)    (4.14)     4.95       0.36
                                                                   -------       -------    ------    ------     ------
Total from investment operations ($)                                (0.18)        (0.57)    (4.29)     4.71       0.24
                                                                   -------       -------    ------    ------     ------
 Distributions from capital gains ($)                                  --            --      (2.28)      --         --
                                                                   -------       -------    ------    ------     ------
Total distributions ($)                                                --            --      (2.28)      --         --
                                                                   -------       -------    ------    ------     ------
Net asset value, end of period ($)                                   7.85          8.03      8.60     15.17      10.46
                                                                   =======       =======   =======    =====      ======
Total return (%) (b)                                                (2.24)(d)     (6.63)   (30.48)    45.03       2.35

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                          11,886        13,288    12,749    16,554      3,767
Expense ratio (%)*                                                   2.10(e)       2.12      2.14      2.11       2.12
Expense ratio after expense reductions (%)*                          2.10(e)       2.10      2.10      2.10       2.10
Ratio of net investment loss to average net assets (%)*             (1.69)(e)     (1.60)    (1.39)    (1.59)     (1.59)
Portfolio turnover rate (%)                                         88.92        167.69    281.64    218.99      93.38
*Reflects voluntary reduction of expenses of
these amounts (%)                                                    0.70(e)       0.56      0.63      0.22       0.50


The text and notes are an integral part of the financial statements.

14  State Street Research Emerging Growth Fund

                                                                                  Class B
                                                        ----------------------------------------------------------------------
                                                         Six months ended             Years ended September 30
                                                          March 31, 2003  ----------------------------------------------------
Per-Share Data                                            (unaudited)(a)   2002(a)   2001(a)   2000(a)   1999(a)   1998(a)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                       8.04          8.60     15.16     10.46      8.48     15.09
                                                              ------        ------   -------   -------   -------   -------
 Net investment loss ($)*                                     (0.07)        (0.16)    (0.15)    (0.24)    (0.15)    (0.14)
 Net realized and unrealized gain (loss) on investments ($)   (0.11)        (0.40)    (4.13)     4.94      2.50     (3.86)
                                                              ------        ------   -------   -------   -------   -------
Total from investment operations ($)                          (0.18)        (0.56)    (4.28)     4.70      2.35     (4.00)
                                                              ------        ------   -------   -------   -------   -------
 Distributions from capital gains ($)                            --            --     (2.28)       --     (0.37)    (2.61)
                                                              ------        ------   -------   -------   -------   -------
Total distributions ($)                                          --            --     (2.28)       --     (0.37)    (2.61)
                                                              ------        ------   -------   -------   -------   -------
Net asset value, end of period ($)                             7.86          8.04      8.60     15.16     10.46      8.48
                                                              ======        ======   =======   =======   =======   =======
Total return (%) (b)                                          (2.24)(d)     (6.51)   (30.42)    44.93     28.37    (30.56)

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                    17,582        22,422    36,531    65,496    44,377    46,315
Expense ratio (%)*                                             2.10(e)       2.12      2.14      2.11      2.12      2.10
Expense ratio after expense reductions (%)*                    2.10(e)       2.10      2.10      2.10      2.10      2.10
Ratio of net investment loss to average net assets (%)*       (1.70)        (1.61)    (1.39)    (1.64)    (1.50)    (1.20)
Portfolio turnover rate (%)                                   88.92        167.69    281.64    218.99     93.38     98.30
*Reflects voluntary reduction of expenses of
these amounts (%)                                              0.70(e)       0.58      0.63      0.22      0.50      0.16

                                                                                  Class C
                                                        ----------------------------------------------------------------------
                                                         Six months ended             Years ended September 30
                                                          March 31, 2003  ----------------------------------------------------
Per-Share Data                                            (unaudited)(a)   2002(a)   2001(a)   2000(a)   1999(a)   1998(a)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                       8.05          8.61     15.17     10.46      8.49     15.10
                                                              ------       -------   -------   -------    ------    ------
 Net investment loss ($)*                                     (0.07)        (0.15)    (0.15)    (0.24)    (0.15)    (0.14)
 Net realized and unrealized gain (loss) on investments ($)   (0.11)        (0.41)    (4.13)     4.95      2.49     (3.86)
                                                              ------       -------   -------   -------    ------    ------
Total from investment operations ($)                          (0.18)        (0.56)    (4.28)     4.71      2.34     (4.00)
                                                              ------       -------   -------   -------    ------    ------
 Distributions from capital gains ($)                            --            --     (2.28)       --     (0.37)    (2.61)
                                                              ------       -------   -------   -------    ------    ------
Total distributions ($)                                          --            --     (2.28)       --     (0.37)    (2.61)
                                                              ------       -------   -------   -------    ------    ------
Net asset value, end of period ($)                             7.87          8.05      8.61     15.17     10.46      8.49
                                                              ======       =======   =======   =======    ======    =======
Total return (%) (b)                                          (2.24)(d)     (6.50)   (30.40)    45.03     28.21    (30.52)

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                     6,666         5,794     5,332     9,082     6,545     7,012
Expense ratio (%)*                                             2.10(e)       2.12      2.14      2.11      2.12      2.10
Expense ratio after expense reductions (%)*                    2.10(e)       2.10      2.10      2.10      2.10      2.10
Ratio of net investment loss to average net assets (%)*       (1.71)(e)     (1.60)    (1.39)    (1.63)    (1.50)    (1.20)
Portfolio turnover rate (%)                                   88.92        167.69    281.64    218.99     93.38     98.30
*Reflects voluntary reduction of expenses of
these amounts (%)                                              0.71(e)       0.56      0.63      0.22      0.50      0.16

(a)  Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced the fund's expenses.
(c)  January 1, 1999 (commencement of share class), to September 30, 1999
(d)  Not annualized
(e)  Annualized


            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                                  Class S
                                                        ----------------------------------------------------------------------
                                                         Six months ended             Years ended September 30
                                                          March 31, 2003  ----------------------------------------------------
Per-Share Data                                            (unaudited)(a)   2002(a)   2001(a)   2000(a)   1999(a)   1998(a)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                      9.06          9.62      16.48     11.26      9.02     15.73
                                                             ------       -------    -------   -------    ------   -------
 Net investment loss ($)*                                    (0.03)        (0.06)     (0.04)    (0.10)    (0.05)    (0.02)
 Net realized and unrealized gain (loss) on investments ($)  (0.12)        (0.50)     (4.54)     5.32      2.66     (4.08)
                                                             ------       -------    -------   -------    ------   -------
Total from investment operations ($)                         (0.15)        (0.56)     (4.58)     5.22      2.61     (4.10)
                                                             ------       -------    -------   -------    ------   -------
 Distributions from capital gains ($)                           --            --      (2.28)       --     (0.37)    (2.61)
                                                             ------       -------    -------   -------    ------   -------
Total distributions ($)                                         --            --      (2.28)       --     (0.37)    (2.61)
                                                             ------       -------    -------   -------    ------   -------
Net asset value, end of period ($)                            8.91          9.06       9.62     16.48     11.26      9.02
                                                             ======       =======    =======   =======    ======   =======
Total return (%) (b)                                         (1.66)(d)     (5.82)    (29.73)    46.36     29.59    (29.83)

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                    5,295         6,054      5,810     8,744     6,432     4,958
Expense ratio (%)*                                            1.10(e)       1.12       1.14      1.11      1.12      1.10
Expense ratio after expense reductions (%)*                   1.10(e)       1.10       1.10      1.10      1.10      1.10
Ratio of net investment loss to average net assets (%)*      (0.71)(e)     (0.60)     (0.39)    (0.64)    (0.51)    (0.19)
Portfolio turnover rate (%)                                  88.92        167.69     281.64    218.99     93.38     98.30
*Reflects voluntary reduction of expenses of
these amounts (%)                                             0.70(e)       0.57       0.63      0.22      0.50      0.16

(a)  Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced the fund's expenses.
(c)  January 1, 1999 (commencement of share class), to September 30, 1999
(d)  Not annualized
(e)  Annualized

The text and notes are an integral part of the financial statements.

16  State Street Research Emerging Growth Fund

State Street Research Capital Trust

                                                                                     Number of Funds
    Name,     Position(s)  Term of Office                                            in Fund Complex               Other
   Address     Held with   and Length of        Principal Occupations                  Overseen by           Directorships Held
 and Age (a)     Fund     Time Served (b)        During Past 5 Years               Trustee/Officer (c)       by Trustee/Officer
====================================================================================================================================
Independent Trustees

Bruce R. Bond   Trustee     Since 1999   Retired; formerly Chairman of the Board,         19             Ceridian Corporation
(57)                                     Chief Executive Officer and President,
                                         PictureTel Corporation (video conferencing
                                         systems)
------------------------------------------------------------------------------------------------------------------------------------
Steve A.        Trustee     Since 1997   Retired; formerly Senior Vice President for      55             Metropolitan Series Fund,
Garban                                   Finance and Operations and Treasurer, The                       Inc.(d)
(65)                                     Pennsylvania State University
------------------------------------------------------------------------------------------------------------------------------------
Dean O.         Trustee     Since 1985   Retired; formerly Executive Vice President,      55             The Clorox Company;
Morton                                   Chief Operating Officer and Director,                           KLA-Tencor Corporation;
(71)                                     Hewlett-Packard Company (computer                               BEA Systems, Inc.; Cepheid;
                                         manufacturer)                                                   Pharsight Corporation; and
                                                                                                         Metropolitan Series Fund,
                                                                                                         Inc.(d)
------------------------------------------------------------------------------------------------------------------------------------
Susan M.        Trustee     Since 1998   Dean, School of Business and Public              19             None
Phillips                                 Management, George Washington University;
(58)                                     formerly a member of the Board of Governors
                                         of the Federal Reserve System and Chairman;
                                         and Commissioner of the Commodity Futures
                                         Trading Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby            Trustee     Since 1995   President, Founders Investments Ltd.             55             A.P. Pharma, Inc.; and
Rosenblatt                               (investments); formerly President, The Glen                     Metropolitan Series Fund,
(64)                                     Ellen Company (private investment firm)                         Inc.(d)
------------------------------------------------------------------------------------------------------------------------------------
Michael S.      Trustee     Since 1987   Jay W. Forrester Professor of Management,        55             Metropolitan Series Fund,
Scott Morton                             Sloan School of Management, Massachusetts                       Inc.(d)
(65)                                     Institute of Technology
------------------------------------------------------------------------------------------------------------------------------------
James M.        Trustee     Since 2002   Attorney; formerly Partner, Dechert              19             SEI Investments Funds
Storey                                   (law firm)                                                      (consisting of 104
(72)                                                                                                     portfolios); and The
                                                                                                         Massachusetts Health &
                                                                                                         Education Tax-Exempt Trust
====================================================================================================================================
Interested Trustee

Richard S.      Trustee     Since 2000   Chairman of the Board, President and Chief       19             None
Davis++                                  Executive Officer of State Street Research
(57)                                     & Management Company; formerly Senior Vice
                                         President, Fixed Income Investments,
                                         Metropolitan Life Insurance Company
====================================================================================================================================
Officers

John F.           Vice      Since 2001   Managing Director of State Street Research &      3             None
Burbank         President                Management Company; formerly Senior Vice
(65)                                     President, State Street Research & Management
                                         Company
------------------------------------------------------------------------------------------------------------------------------------
C. Kim            Vice      Since 2002   Managing Director and Chief Investment           18             None
Goodwin         President                Officer-Equities of State Street Research &
(44)                                     Management Company; formerly Chief Investment
                                         Officer-U.S. Growth Equities, American
                                         Century; and Senior Vice President and
                                         portfolio manager, Putnam Investments
------------------------------------------------------------------------------------------------------------------------------------
Eileen M.         Vice      Since 2002   Senior Vice President of State Street             3             None
Leary (40)      President                Research & Management Company; formerly Vice
                                         President, State Street Research & Management
                                         Company
------------------------------------------------------------------------------------------------------------------------------------
John S.           Vice      Since 2001   Managing Director, Chief Financial Officer       19             None
Lombardo        President                and Director of State Street Research &
(48)                                     Management Company; formerly Executive Vice
                                         President, State Street Research & Management
                                         Company; and Senior Vice President, Product
                                         and Financial Management, MetLife Auto & Home
------------------------------------------------------------------------------------------------------------------------------------
Andrew Morey      Vice      Since 2003   Senior Vice President of State Street             3             None
(34)            President                Research & Management Company; formerly Vice
                                         President, State Street Research & Management
                                         Company
------------------------------------------------------------------------------------------------------------------------------------
Tucker Walsh      Vice      Since 1999   Managing Director of State Street Research &      3             None
(33)            President                Management Company; formerly Vice President
                                         and analyst, State Street Research &
                                         Management Company
------------------------------------------------------------------------------------------------------------------------------------
Douglas A.      Treasurer   Since 2001   Senior Vice President and Treasurer of State     19             None
Romich                                   Street Research & Management Company;
(46)                                     formerly Vice President and Assistant
                                         Treasurer, State Street Research & Management
                                         Company
------------------------------------------------------------------------------------------------------------------------------------
Francis J.      Secretary   Since 1995   Managing Director, General Counsel and           19             None
McNamara, III                            Secretary of State Street Research &
(47)                                     Management Company; formerly Executive Vice
                                         President, State Street Research & Management
                                         Company
====================================================================================================================================

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, or is removed or a successor is elected.

(c) Includes all series of 9 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 36 separate portfolios.

++ Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

Glossary

12b-1 fees - Fees paid from mutual fund assets for personal services and for the maintenance of shareholder accounts and distribution and marketing expenses. The fees are named after the SEC rule that permits them.

Average shares method - The practice of basing a fund's calculations for a given period on the average number of shares that were outstanding during that period.

Nasdaq - The stock price quotation system operated by the National Association of Securities Dealers. The Nasdaq system operates as a clearing house for transaction data about stocks that are traded "over the counter" around the U.S.

New York Stock Exchange - The largest stock exchange in the United States, and the place where many of the largest company stocks are listed. Unlike the Nasdaq system, the NYSE is a physical exchange, with all trading occurring on the exchange's trading floor on Wall Street.

Principal Amount - With bonds and certain other debt securities, the amount of the underlying principal of the security. When the security matures, the issuer is obligated to repay this amount to the holder of the security. Also called "face value" or "par value."


18  State Street Research Emerging Growth Fund

STATE STREET RESEARCH                                        -----------------
One Financial Center o Boston, MA 02111-2690                      PRSRT STD
                                                                U.S. POSTAGE
                                                                    PAID
                                                                 PERMIT #6
                                                                 HUDSON, MA
                                                             -----------------

Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

[GRAPHIC] Internet
          www.ssrfunds.com

[GRAPHIC] E-mail
          info@ssrfunds.com

[GRAPHIC] Phone
          1-87-SSR-FUNDS (1-877-773-8637), toll-free, 7 days a week,
          24 hours a day
          Hearing-impaired: 1-800-676-7876
          Chinese- and Spanish-speaking: 1-888-638-3193

[GRAPHIC] Fax
          1-617-737-9722 (request confirmation number first from the Service Center by calling 1-877-773-8637)

[GRAPHIC] Mail
          State Street Research Service Center
          P.O. Box 8408, Boston, MA 02266-8408

State Street Research
FYI
--------------------------------------------------------------------------------

[GRAPHIC] State Street Research offers electronic delivery of quarterly statements, shareholder reports and fund prospectuses. If you elect this option, we will send these materials to you via e-mail. To learn more, visit us on the web at www.ssrfunds.com and click on "Go to Your Account" or call us toll-free at 1-87-SSR-FUNDS (1-877-773-8637).

          Did you know that you can give a State Street Research mutual fund as a gift? To learn more, call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time.

[GRAPHIC]           The DALBAR awards recognize quality shareholder service and
for Excellence      quality shareholder communications and should not be
  in Service        considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

          For 24-Hour
          Automated Access
          to Your Account
[GRAPHIC] 1-87-SSR-FUNDS
          ------------------------
          (1-877-773-8637)

          www.ssrfunds.com

--------------------------------------------------------------------------------

OverView
--------------------------------------------------------------------------------
For more information on the products and services mentioned in OverView, our shareholder newsletter, visit our web site at www.ssrfunds.com.

Webcasts
--------------------------------------------------------------------------------
[GRAPHIC] For a professional perspective on the markets, the economy and timely investment topics, tune in to a State Street Research webcast.

Complete Fund Listing
--------------------------------------------------------------------------------
[GRAPHIC] For a list of our funds, visit our web site at www.ssrfunds.com under Research Our Funds.

--------------------------------------------------------------------------------
[GRAPHIC]           This report must be accompanied or preceded by a current
for Excellence      State Street Research Emerging Growth Fund prospectus. When
in Shareholder      used as sales material after June 30, 2003, this report must
Communications      be accompanied by the most recent Quarterly Performance
                    Update.

                    To obtain a prospectus for any State Street Research fund, call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

(C) 2003 State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111-2690

CONTROL NUMBER:(exp0504)SSR-LD                                      EM-3633-0503

[LOGO] STATE STREET RESEARCH

Aurora Fund
--------------------------------------------------------------------------------
                         Semiannual Report to Shareholders
                         March 31, 2003

In This Report   Investment Update

                                    [GRAPHIC]

                         plus

                         A Review of Fund Performance
                         Key Facts and Financial Statements

--------------------------------------------------------------------------------

   Contents

2  6-Month Review
   A look at the fund and its market environment over the past 6 months

4  The Fund in Detail
   Portfolio holdings, financials and notes

--------------------------------------------------------------------------------

From the Chairman
Better Times

for the U.S. financial markets raised hopes that the darkest period for American investors in more than 30 years was coming to an end. Almost every major U.S. stock and bond market index reported a gain for the six-month period ended March 31, 2003, despite uncertainty about the U.S. economy and the outbreak of war with Iraq. In the final month of the period, the economy also gave signs of stabilizing as pockets of improvement emerged in the manufacturing sector.

[PHOTO]
Richard S. Davis

In the report that follows, your lead portfolio manager talks in greater detail about the fund's performance and management during the period. We hope that you will discuss any questions you have about the fund with your financial advisor. As always, thank you for investing with State Street Research.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis, Chairman
March 31, 2003

[GRAPHIC]
6-Month Review

                            How State Street Research
                              Aurora Fund Performed

State Street Research Aurora Fund returned -1.27% for the six-month period ended March 31, 2003.(1) That was less than both the Russell 2000(R) Value Index, which returned -0.41%, and the Lipper Small-Cap Core Funds Average, which returned -0.13% for the period.(2, 3)

Reasons for the Fund's Performance

The fund's relatively high exposure to the Automobiles & Transportation and Materials sectors detracted from overall returns because both sectors were weak performers during the period. However, stock selection in air transport and shipping aided relative returns. Air transport stock EGL made the single biggest contribution to performance as the company's earnings rose sharply.Teekay Shipping and OMI in the shipping industry posted strong returns for the period.

Several of the fund's consumer-oriented investments were disappointments, mainly in the gaming and publishing industries. Mandalay Resort Group, Harrah's Entertainment and Argosy Gaming lost ground during the period, but all three stocks have generated strong long-term gains for the fund. In publishing, Reader's Digest Association and Journal Register share prices fell.

Our stock selection within the Producer Durables, Technology and Materials sectors enhanced performance as those stocks were among the fund's best performers.We added to Varian Semiconductor, MKS Instruments and Flowserve, which raised the fund's already significant weighting in the Producer Durables sector.We also increased the fund's exposure to Materials and Processing stocks.

Looking Ahead

We have positioned the fund's holdings to benefit from an improving economy, an environment that has historically favored small-company stocks. A pick-up in merger and acquisition activity, which we have seen recently, would also bode well for the stocks in the portfolio. |_|

Class A Shares(1)

     -1.27% [DOWN ARROW]

"We are positioned
 to benefit from an
 improving economy,
 a favorable environ-
 ment for small-
 company stocks."

[PHOTO]
John Burbank
Lead Portfolio Manager,
State Street Research
Aurora Fund

Russell 2000
Value Index(2)

     -0.41% [DOWN ARROW]

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.


2  State Street Research Aurora Fund

[GRAPHIC] The Fund at a Glance as of 3/31/03

State Street Research Aurora Fund is a stock fund with a value approach to small-cap investing.

Hits & Misses

[GRAPHIC]

Phelps Dodge

Copper producer Phelps Dodge appreciated strongly during the period. The company's cost-cutting has made it attractive to investors.

[GRAPHIC]

Reader's Digest Association

Investors reacted negatively to disappointing 2002 earnings. However, we believe that this stock trades well below its intrinsic value and we continue to own it.

--------------------------------------------------------------------------------
Total Net Assets: $2.2 billion
--------------------------------------------------------------------------------

Top 10 Holdings

     Issuer/Security      % of fund net assets

 1   EGL                                  2.3%

 2   Agrium                               2.2%

 3   Navistar International               2.1%

 4   Phelps Dodge                         1.9%

 5   Wabtec                               1.9%

 6   Technitrol                           1.8%

 7   Varian Semiconductor Equipment       1.7%

 8   Argosy Gaming                        1.6%

 9   Veeco Instruments                    1.5%

10   Reader's Digest Association          1.5%

     Total                               18.5%

See page 7 for more detail.

Performance

Fund average annual total return as of 3/31/03(4,6,7,8)
(does not reflect sales charge)

                                                         Life of Fund
Share Class                 1 Year         5 Years         (2/13/95)
--------------------------------------------------------------------------------
Class A                    -31.85%           3.83%          17.49%
--------------------------------------------------------------------------------
Class B(1)                 -32.33%           3.08%          16.63%
--------------------------------------------------------------------------------
Class B                    -31.66%           3.31%          16.79%
--------------------------------------------------------------------------------
Class C                    -32.34%           3.07%          16.62%
--------------------------------------------------------------------------------
Class S                    -31.56%           4.21%          17.87%
--------------------------------------------------------------------------------

Fund average annual total return as of 3/31/03(4,5,6,7,8)
(at maximum applicable sales charge)

                                                          Life of Fund
Share Class                 1 Year         5 Years         (2/13/95)
--------------------------------------------------------------------------------
Class A                    -35.77%           2.61%          16.64%
--------------------------------------------------------------------------------
Class B(1)                 -35.69%           2.72%          16.63%
--------------------------------------------------------------------------------
Class B                    -35.05%           2.96%          16.79%
--------------------------------------------------------------------------------
Class C                    -33.01%           3.07%          16.62%
--------------------------------------------------------------------------------
Class S                    -31.56%           4.21%          17.87%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Top 5 Industries
--------------------------------------------------------------------------------

by % of fund net assets

March 31, 2003                          September 30, 2002

Production Technology                   Auto Parts            6.9%
Equipment             6.3%              Casinos/Gambling,
Electronics           4.2%              Hotel/Motel           5.1%
Air Transport         3.9%              Production Technology
Commercial Services   3.9%              Equipment             4.6%
Machinery             3.9%              Commercial Services   3.9%
                                        Oil & Gas
                                        Producers             3.6%

--------------------------------------------------------------------------------
Ticker Symbols
--------------------------------------------------------------------------------

State Street Research Aurora Fund

Class A: SSRAX Class B(1): SSRPX Class B: SSRBX Class C: SSRDX Class S: SSRCX

--------------------------------------------------------------------------------

(1)  Does not reflect sales charge.

(2) The Russell 2000 Value Index contains those stocks within the complete Russell 2000(R) Index (a small-company index) that show below-average growth. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.

(3) The Lipper Small-Cap Core Funds Average shows performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared with competing funds.

(4) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(5) Performance reflects a maximum 5.75% Class A share front-end sales charge or 5% Class B or B(1) share of 1% Class C share contingent deferred sales charge, where applicable.

(6) Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

(7) Because the fund invests in emerging growth and special-situation companies, an investment in the fund may involve greater-than-average risk and above-average price fluctuations. Small-company stocks are more volatile than large-company stocks. Favorable investments in initial public offerings ("IPOs") have helped produce short-term returns in some periods that are not typical and may not continue in the future.

(8) Class S shares, offered without sales charge, are available through certain employee benefit plans and special programs.

[GRAPHIC]
The Fund in Detail

                                                                       [GRAPHIC]

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the six months leading up to the report date, and give a summary of operations on a per-share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 20 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


4  State Street Research Aurora Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Aurora Fund is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities.This fund is a series of State Street Research Capital Trust, a Massachusetts business trust and an open-end management investment company.

Four entities administer the fund's main business functions:

     o The board of trustees oversees the fund with its shareholders' interests in mind and has ultimate responsibility for the fund's activities.

     o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities and receives the management fee as compensation.

     o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders and provides other shareholder services.

     o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firms' employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide high total return, consisting principally of capital appreciation, by investing primarily in small-company value stocks.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure.The fund also offers an additional class of shares (Class B), but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B shares do not pay any annual service and distribution fees and automatically convert into Class A shares at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.


            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, then the most recent business day).The fund uses the following methods for determining the values of various types of securities:

     o Listed securities - The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

     o Over-the-counter securities - The fund uses the closing prices quoted on the Nasdaq system. If a security hasn't traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

     o Securities maturing within 60 days - The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

     o Other securities - The fund prices these securities at fair value under procedures established and supervised by the trustees.

     o Foreign securities - If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

     o    Interest - The fund accrues interest daily as it earns it.

     o    Cash dividends - The fund accrues these on the ex-dividend date.

Investment income and realized and unrealized gains and losses are allocated pro rata on the basis of relative net assets by the holders of all classes of shares. Net investment income is determined daily and consists of interest and dividends earned, less the estimated daily expenses of the fund. The fund may seek additional income by lending portfolio securities to qualified institutions.The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money.The fund accounts for income from the lending of its securities by including it in interest income. Investments in the State Street Navigator Securities Lending Prime Portfolio are valued at its closing net asset value per share on the day of valuation.

The fund distributes its net earnings to its shareholders.The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles.The difference is primarily due to differing treatments for wash sales deferrals.The fund distributes its earnings on the following schedule:

     o Dividends from net investment income - The fund ordinarily declares and pays these annually, if any.

     o Net realized capital gains - The fund distributes these annually, if any.

If the fund has no earnings to distribute, it won't make a distribution.

The fund has elected to be taxed under Subchapter M of the Internal Revenue Code. As such, the fund does not intend to pay federal income taxes, in part because it makes distributions as described above.

The fund pays expenses as follows:

     o Expenses attributed to the fund - The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee, and distribution and service fees.

     o Expenses attributed to the trust of which the fund is a series - These expenses are divided up among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include the legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities, and income and expenses. Actual results could differ from these estimates.


The text and notes are an integral part of the financial statements.

6  State Street Research Aurora Fund

Portfolio Holdings
--------------------------------------------------------------------------------
March 31, 2003 (unaudited)

The listings that begin on this page detail the fund's investment holdings as of the report date.We have grouped the holdings by asset class and then by specific industry.

The solid black circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

*    Denotes a security that has not paid a dividend during the last year.

# Denotes an American Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.
--------------------------------------------------------------------------------

     Issuer                                      Shares           Value
     ---------------------------------------------------------------------

     Common Stocks 97.1% of net assets

     Automobiles & Transportation 11.9% of net assets
     ---------------------------------------------------------------------

     Air Transport 3.9%
     AAR Corp.*                               1,635,800         $6,183,324
     Alaska Air Group Inc.*                     720,900         11,289,294
(1)  EGL Inc.*                                3,380,300         49,882,317
     Expressjet Holdings Inc.*                  189,300          1,552,260
     Frontier Airlines Inc.*                  1,578,400          7,844,648
     Mesa Air Group, Inc.*                    1,458,500          7,248,745
                                                             -------------
                                                                84,000,588
                                                             -------------

     Automotive Parts 3.8%
     American Axle & Manufacturing
       Holdings Inc.*                           898,500         18,904,440
     Borg-Warner Automotive Inc.                290,200         13,883,168
(3)  Navistar International Corp.*            1,862,700         45,841,047
     Wabash National Corp.*                     397,400          2,503,620
                                                             -------------
                                                                81,132,275
                                                             -------------

     Miscellaneous Transportation 1.6%
     Kirby Corp.*                               246,400          6,061,440
     Oglebay Norton Co.*                        259,400            778,200
     OMI Corp.*                               2,950,100         13,865,470
     Teekay Shipping Corp.                      375,000         14,550,000
                                                             -------------
                                                                35,255,110
                                                             -------------

     Railroad Equipment 1.9%
(5)  Wabtec Corp.                             3,558,200         41,310,702
                                                             -------------

     Railroads 0.2%
     Railamerica Inc.*                          711,300          4,338,930
                                                             -------------

     Tires & Rubber 0.5%
     Cooper Tire & Rubber Co.                   848,100         10,346,820
     Titan International Inc.                   574,300            511,127
                                                             -------------
                                                                10,857,947
                                                             -------------
     Total Automobiles & Transportation                        256,895,552
                                                             -------------

     Consumer Discretionary 15.8% of net assets
     ---------------------------------------------------------------------

     Advertising Agencies 0.4%
     Valassis Communications Inc.*              369,900          9,765,360
                                                             -------------

     Casinos/Gambling, Hotel/Motel 2.2%
(8)  Argosy Gaming Corp.*                     1,744,500         34,855,110
     International Game Technology Inc.*        145,600         11,924,640
                                                             -------------
                                                                46,779,750
                                                             -------------


            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
March 31, 2003

     Issuer                                        Shares           Value
     -----------------------------------------------------------------------

     Commercial Services 3.9%
     Hall, Kinion & Associates Inc.*              676,000         $1,000,480
     Heidrick & Struggles International, Inc.*  1,434,400         16,639,040
     Pep Boys Inc.                                684,900          5,205,240
     ProQuest Co.*                                432,700          8,943,909
     Six Flags Inc.*                            2,029,100         11,362,960
     Steiner Leisure Ltd.*                        855,000          9,661,500
     Tetra Tech Inc.*                           1,141,100         16,135,154
     Viad Corp.                                   341,200          7,315,328
     World Fuel Services Corp.                    359,900          7,327,564
                                                               -------------
                                                                  83,591,175
                                                               -------------

     Communications, Media & Entertainment 0.6  %
     Cox Radio, Inc. Cl. A*                       191,600          3,958,456
     Entravision Communications Corp.*            652,500          3,523,500
     Gray Television Inc.                         548,400          4,935,600
                                                               -------------
                                                                  12,417,556
                                                               -------------

     Consumer Electronics 0.2%
     EarthLink Inc.*                              789,200          4,537,900
                                                               -------------

     Consumer Products 0.4%
     Tupperware Corp.                             685,400          9,472,228
                                                               -------------

     Consumer Services 0.9%
     Dollar Thrifty Automotive Group, Inc.*       670,700         11,167,155
     Skillsoft PLC#                             1,588,800          4,237,330
     Stewart Enterprises Inc., Cl. A*           1,878,200          5,071,140
                                                               -------------
                                                                  20,475,625
                                                               -------------

     Household Furnishings 0.3%
     Furniture Brands International, Inc.*        336,400          6,579,984
                                                               -------------

     Leisure Time 1.2%
     Bally Total Fitness Holding Corp.*           167,800            850,746
     Callaway Golf Co.                            966,900         11,486,772
     K2 Inc.*                                     703,800          5,433,336
     Steinway Musical Instruments Inc.*           519,300          7,670,061
                                                               -------------
                                                                  25,440,915
                                                               -------------

     Printing & Publishing 2.8%
     Bowne & Company Inc.                         265,400          2,654,000
     Hollinger International, Inc. Cl. A        1,247,700          9,856,830
     Journal Register Co.*                      1,012,700         15,453,802
(10) Reader's Digest Association Inc. Cl. A     3,188,200         32,551,522
                                                               -------------
                                                                  60,516,154
                                                               -------------

     Restaurants 0.3%
     Ryan's Family Steak Houses, Inc.*            560,100         $5,881,610
                                                               -------------

     Retail 2.2%
     American Eagle Outfitters Inc.               468,900          6,807,959
     Barnes & Noble Inc.*                         390,200          7,409,898
     Brookstone Inc.*                             366,300          5,970,690
     Dillards Inc.                                424,300          5,481,956
     J. Jill Group Inc.*                          180,700          2,093,212
     Talbots Inc.                                 363,400          9,353,916
     Whitehall Jewellers Inc.*                    305,700          2,598,450
     Zale Corp.*                                  216,800          7,098,032
                                                               -------------
                                                                  46,814,113
                                                               -------------

     Textile Apparel Manufacturers 0.4%
     Kellwood Co.                                 294,000          8,508,360
                                                               -------------
     Total Consumer Discretionary                                340,780,730
                                                               -------------

     Consumer Staples 1.9% of net assets
     -----------------------------------------------------------------------

     Drug & Grocery Store Chains 1.2%
     Duane Reade Inc.*                            609,400          7,727,192
     Longs Drug Stores Corp.                      447,500          6,712,500
     Wild Oats Markets Inc.*                    1,314,900         12,175,974
                                                               -------------
                                                                  26,615,666
                                                               -------------

     Foods 0.7%
     Del Monte Foods Co.*                         295,100          2,201,446
     Interstate Bakeries Corp.                    855,800          8,985,900
     Lance Inc.                                   418,300          3,363,132
                                                               -------------
                                                                  14,550,478
                                                               -------------
     Total Consumer Staples                                       41,166,144
                                                               -------------

     Financial Services 6.7% of net assets
     -----------------------------------------------------------------------

     Banks & Savings & Loan 1.2%
     Astoria Financial Corp.                      203,300          4,722,659
     First Niagara Financial Group Corp.*         445,600          5,236,245
     New York Community Bancorp Inc.              199,650          5,949,570
     Staten Island Bancorp Inc.                   511,900          7,637,548
     Sun Bancorp Inc.*                            181,045          2,654,120
                                                               -------------
                                                                  26,200,142
                                                               -------------

     Financial Data Processing Services & Systems 0.6%
     Carreker Corp.*                            1,153,600          2,364,880
     John H. Harland Co.                          460,700         11,199,617
                                                               -------------
                                                                  13,564,497
                                                               -------------


The text and notes are an integral part of the financial statements.

8  State Street Research Aurora Fund

     Issuer                                        Shares           Value
     -----------------------------------------------------------------------

     Insurance 2.0%
     Amerus Group Co.                             360,700         $8,851,578
     Harleysville Group Inc.                      116,100          2,896,695
     Hub International Ltd.                       679,100          9,140,686
     Odyssey Reinsurance Holdings Corp.           595,300         10,745,165
     Ohio Casualty Corp.*                         424,000          5,478,080
     Platinum Underwriters Holdings Ltd.          155,800          3,949,530
     RLI Corp.                                     94,100          2,528,467
                                                               -------------
                                                                  43,590,201
                                                               -------------

     Miscellaneous Financial 0.3%
     Fidelity National Financial Inc.             155,411          5,307,286
     Medallion Financial Corp.                    292,400          1,181,296
                                                               -------------
                                                                   6,488,582
                                                               -------------

     Real Estate Investment Trusts 0.9%
     Anthracite Capital, Inc.                     629,985          7,207,028
     Heritage Property Investment Trust Inc.      484,400         12,134,220
                                                               -------------
                                                                  19,341,248
                                                               -------------

     Rental & Leasing Services: Commercial 0.5%
     GATX Corp.                                   724,500         10,490,760
                                                               -------------

     Securities Brokerage & Services 1.2%
     American Capital Strategies Ltd.             545,300         12,214,720
     Investment Technology Group Inc.*             87,700          1,225,169
     NCO Group Inc.*                              658,800          9,552,600
     SWS Group Inc.                               127,200          1,790,976
                                                               -------------
                                                                  24,783,465
                                                               -------------
     Total Financial Services                                    144,458,895
                                                               -------------

     Health Care 1.9% of net assets
     -----------------------------------------------------------------------

     Drugs & Biotechnology 0.5%
     Arthrocare Corp.*                            124,700          1,555,009
     Atrix Laboratories Inc.*                     135,500          1,903,775
     SangStat Medical Corp.*                      811,900          7,964,739
                                                               -------------
                                                                  11,423,523
                                                               -------------

     Health Care Facilities 0.4%
     Lifepoint Hospitals Inc.*                    318,000          7,984,980
                                                               -------------

     Health Care Services 0.6%
     Community Health Systems Inc.*               288,800          5,917,512
     Province Healthcare Co.*                     890,500          7,880,925
                                                               -------------
                                                                  13,798,437
                                                               -------------

     Hospital Supply 0.4%
     Aradigm Corp.*                             1,250,100         $1,562,625
     DJ Orthopedics Inc.*                         469,000          1,833,790
     Invivo Corp.*                                114,237          1,537,630
     Ocular Sciences Inc.*                        200,400          2,785,560
     Sola International Inc.*                      84,300          1,041,948
                                                               -------------
                                                                   8,761,553
                                                               -------------
     Total Health Care                                            41,968,493
                                                               -------------

     Materials & Processing 19.4% of net assets
     -----------------------------------------------------------------------

     Agriculture 0.9%
     Bunge Ltd.                                   386,100          9,714,276
     Corn Products International Inc.             311,900          9,095,004
                                                               -------------
                                                                  18,809,280
                                                               -------------

     Building & Construction 3.0%
     Acuity Brands Inc.                           468,900          6,306,705
     ElkCorp                                      851,400         16,176,600
     Granite Construction Inc.                    732,700         11,503,390
     Martin Marietta Materials Inc.               877,300         24,222,253
     York International Corp.                     327,300          6,873,300
                                                               -------------
                                                                  65,082,248
                                                               -------------

     Chemicals 2.7%
     American Pacific Corp.*                      571,700          4,596,468
     Cabot Microelectronics Corp.*                114,500          4,794,115
     Cambrex Corp.                                248,600          5,971,372
     Ferro Corp.                                  422,200          9,022,414
     Methanex Corp.                             1,047,600          9,742,680
     Omnova Solutions Inc.*                     2,357,000          6,953,150
     PolyOne Corp.*                               603,370          2,353,143
     Spartech Corp.                               399,600          7,728,264
     Stepan Chemical Co.                          272,100          6,269,184
                                                               -------------
                                                                  57,430,790
                                                               -------------

     Containers & Packaging 0.6%
     Packaging Corp. of America*                  763,100         13,743,431
                                                               -------------

     Diversified Manufacturing 0.7%
     Graphic Packaging International Corp.*     1,273,600          7,004,800
     Tredegar Corp.                               607,400          7,258,430
                                                               -------------
                                                                  14,263,230
                                                               -------------

     Engineering & Contracting Services 0.6%
     Dycom Industries Inc.*                       700,800          7,239,264
     Integrated Electrical Services Inc.*       1,581,100          6,751,297
                                                               -------------
                                                                  13,990,561
                                                               -------------


            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
March 31, 2003

     Issuer                                        Shares           Value
     -----------------------------------------------------------------------

     Fertilizers 2.8%
(2)  Agrium Inc.                                4,395,300        $47,249,475
     IMC Global Inc.                            1,290,600         12,415,572
     Lesco Inc.*                                  118,400          1,234,912
                                                               -------------
                                                                  60,899,959
                                                               -------------

     Forest Products 0.6%
     Louisiana Pacific Corp.*                     967,800          7,674,654
     Rayonier Inc.                                118,300          5,212,298
                                                               -------------
                                                                  12,886,952
                                                               -------------

     Miscellaneous Materials & Processing 3.1%
     Maverick Tube Corp.*                         895,500         16,656,300
     NN, Inc.                                     674,500          5,909,295
     NS Group Inc.*                             1,185,600          8,951,280
     Penn Engineering & Manufacturing Corp.       311,900          3,593,088
     Precision Castparts Corp.                    314,200          7,487,386
     RTI International Metals Inc.*               644,600          6,317,080
     Valmont Industries Inc.                      795,900         17,191,440
     Wolverine Tube Inc.*                         146,200            656,438
                                                               -------------
                                                                  66,762,307
                                                               -------------

     Non-Ferrous Metals 3.2%
     Cleveland Cliffs Inc.*                       155,600          2,901,940
     GrafTech International Ltd.*                 285,400            813,390
     Lydall Inc.*                                 195,000          1,716,000
     Minerals Technologies Inc.                   534,900         20,385,039
(4)  Phelps Dodge Corp. *                       1,275,700         41,434,736
     Titanium Metals Corp.*                        87,919          1,857,728
                                                               -------------
                                                                  69,108,833
                                                               -------------

     Paper & Forest Products 0.2%
     Caraustar Industries Inc.*                   577,200          3,907,644
                                                               -------------

     Steel 0.9%
     Alaska Steel Holding Corp.*                  881,600          2,865,200
     Allegheny Technologies Inc.                1,398,100          4,054,490
     United States Steel Corp.                  1,379,300         13,558,519
                                                               -------------
                                                                  20,478,209
                                                               -------------

     Textile & Products 0.1%
     Quaker Fabric Corp.                          554,700          3,050,850
                                                               -------------
     Total Materials & Processing                                420,414,294
                                                               -------------

     Other 1.1% of net assets
     -----------------------------------------------------------------------

     Multi-Sector 1.1%
     Trinity Industries Inc.                    1,082,600        $18,642,372
     Walter Industries Inc.                       689,600          6,013,312
                                                               -------------
     Total Other                                                  24,655,684
                                                               -------------

     Other Energy 6.6% of net assets
     -----------------------------------------------------------------------

     Miscellaneous Energy 0.9%
     Peabody Energy Corp.                         741,100         20,669,279
                                                               -------------

     Oil & Gas Producers 2.0%
     Cabot Oil & Gas Corp. Cl. A                  837,300         20,095,200
     Nuevo Energy Co.*                            487,400          6,604,270
     Ocean Energy Inc.                            409,300          8,186,000
     Stone Energy Corp.*                           74,100          2,488,278
     Vintage Petroleum Inc.                       580,200          5,511,900
                                                               -------------
                                                                  42,885,648
                                                               -------------

     Oil Well Equipment & Services 3.7%
     Core Laboratories NV*                        887,300          9,227,920
     Global Industries Inc.*                    1,969,000          9,175,540
     Hanover Compressor Co.*                    1,603,800         10,424,700
     Hydril Co.*                                  295,300          7,379,547
     NewPark Resources Inc.*                    1,613,500          7,309,155
     Patterson UTI Energy Inc.*                   389,900         12,617,164
     Veritas DGC Inc.*                            800,200          5,321,330
     W-H Energy Services Inc.*                  1,053,000         18,027,360
                                                               -------------
                                                                  79,482,716
                                                               -------------
     Total Other Energy                                          143,037,643
                                                               -------------

     Producer Durables 20.2% of net assets
     -----------------------------------------------------------------------

     Aerospace 1.4%
     Heico Corp.                                  461,600          4,108,240
     Ladish Inc.*                                 742,800          3,305,460
     Orbital Sciences Corp.*                      621,300          3,212,121
     Teledyne Technologies Inc.*                  793,400         10,044,444
     United Defense Industries Inc.*              398,400          8,621,376
                                                               -------------
                                                                  29,291,641
                                                               -------------

     Electrical Equipment & Components 3.3%
     Littelfuse Inc.*                             297,100          5,315,119
     MKS Instruments Inc.*                        990,903         12,386,287
     Regal Beloit Corp.                           302,400          4,629,744
(6)  Technitrol Inc.*                           2,710,200         39,677,328
     Triumph Group, Inc.*                         460,000         10,327,000
                                                               -------------
                                                                  72,335,478
                                                               -------------


The text and notes are an integral part of the financial statements.

10  State Street Research Aurora Fund

     Issuer                                        Shares           Value
     -----------------------------------------------------------------------

     Industrial Products 2.9%
     Denison International PLC*#                   97,100         $1,621,570
     Flowserve Corp.*                           1,076,500         12,541,225
     Roper Industries Inc.                        387,500         11,179,375
(9)  Veeco Instruments Inc.*                    2,108,400         32,553,696
     Watts Industries Inc. Cl A                   339,900          5,295,642
                                                               -------------
                                                                  63,191,508
                                                               -------------

     Machinery 3.9%
     AGCO Corp.*                                  679,300         10,936,730
     Applied Films Corp.*                         415,100          6,703,450
     Applied Industrial Technologies, Inc.         57,600            962,496
     Cummings Inc.                                377,800          9,293,880
     Gardner Denver Inc.*                          52,500            966,000
     Helix Technology Corp.                       648,100          5,580,141
     JLG Industries Inc.                          586,300          2,767,336
     Joy Global Inc.*                             591,600          6,407,028
     Kadant Inc.*                               1,274,900         20,895,611
     Manitowoc Company Inc.                       206,300          3,467,903
     Stewart & Stevenson Services, Inc.           924,800         10,080,320
     Terex Corp.*                                 417,200          5,156,592
                                                               -------------
                                                                  83,217,487
                                                               -------------

     Miscellaneous Equipment 0.7%
     Pentair Inc.                                 247,700          8,756,195
     Thomas & Betts Corp.*                        444,100          6,297,338
                                                               -------------
                                                                  15,053,533
                                                               -------------

     Office Furniture & Business Equipment 0.4%
     Steelcase Inc. Cl. A                         897,200          8,568,260
                                                               -------------

     Production Technology Equipment 6.3%
     ATMI Inc.*                                 1,640,600         31,597,956
     August Technology Corp.*                     971,100          3,806,712
     Brooks Automation Inc.*                    2,253,000         21,786,510
     Cognex Corp.*                              1,245,700         26,371,469
     Credence Systems Corp.*                      786,600          5,348,880
     Entergris Inc.*                              249,000          2,480,040
     Esterline Technologies Corp.*                532,200          8,999,502
(7)  Varian Semiconductor Equipment Inc.*       1,796,900         36,548,946
                                                               -------------
                                                                 136,940,015
                                                               -------------

     Telecommunications Equipment 1.3%
     American Tower Corp. Cl. A*                1,235,000          6,817,200
     Andrew Corp.*                              1,090,600          5,998,300
     Plantronics Inc.*                          1,065,300         15,564,033
                                                               -------------
                                                                  28,379,533
                                                               -------------
     Total Producer Durables                                     436,977,455
                                                               -------------

     Technology 10.8% of net assets
     -----------------------------------------------------------------------

     Communications Technology 1.6%
     Anaren Microwave Inc.*                       951,600         $8,231,340
     Anixter International, Inc.*                 219,100          4,966,997
     Commscope Inc.*                              961,800          7,213,500
     Inet Technologies, Inc.*                   1,496,100          8,826,990
     NMS Communications Corp.*                  2,327,900          3,352,176
                                                               -------------
                                                                  32,591,003
                                                               -------------

     Computer Software 2.3%
     Ciber Inc.*                                1,758,900          8,372,364
     Electronics for Imaging, Inc.*             1,063,500         18,812,252
     Iona Technologies PLC*#                    1,224,100          2,546,128
     MICROS Systems, Inc.*                        858,800         20,190,388
                                                               -------------
                                                                  49,921,132
                                                               -------------

     Computer Technology 1.4%
     Hutchinson Technology Inc.*                  485,600         12,004,032
     McData Corp.*                              1,663,300         14,287,747
     SanDisk Corp.*                               190,100          3,197,482
     Simpletech Inc.*                             662,300          1,655,750
                                                               -------------
                                                                  31,145,011
                                                               -------------

     Electronics 4.2%
     AVX Corp.                                    632,100          5,688,900
     BEI Technologies Inc.                        998,900          9,689,330
     Benchmark Electronics Inc.*                  562,800         15,944,124
     Coherent Inc.*                               360,700          6,763,125
     Herley Industries Inc.*                      546,900          9,401,211
     Kemet Corp.*                               2,496,400         19,471,920
     Lecroy Corp.*                                806,600          7,856,284
     Trimble Navigation Ltd.*                     840,200         15,913,388
                                                               -------------
                                                                  90,728,282
                                                               -------------

     Electronics: Semiconductors/Components 1.3%
     Avnet Inc.*                                  334,500          3,505,560
     Chippac, Inc. Cl. A*                         916,600          3,299,760
     Cypress Semiconductor Corp.*               1,342,600          9,263,940
     Excel Technology Inc.*                       348,100          7,076,873
     Triquint Semiconductors Inc.*              1,469,900          4,145,118
                                                               -------------
                                                                  27,291,251
                                                               -------------
     Total Technology                                            231,676,679
                                                               -------------


            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
March 31, 2003

     Issuer                                        Shares           Value
     -----------------------------------------------------------------------

     Utilities 0.8% of net assets
     -----------------------------------------------------------------------

     Gas Distribution 0.4%
     NUI Corp.                                    620,800         $9,063,680
                                                               -------------

     Telecommunications 0.4%
     PTEK Holdings, Inc.*                       2,433,500          9,076,955
                                                               -------------
     Total Utilities                                              18,140,635
                                                               -------------

     Total Common Stocks                                       2,100,172,204(a)
                                                               -------------

     Short-Term Investments
     17.1% of net assets

     State Street Navigator Securities
       Lending Prime Portfolio                369,065,519       $369,065,519
                                                               -------------
     Total Short-Term Investments                                369,065,519(b)
                                                               -------------

                                                Amount of
                                                Principal
     -----------------------------------------------------------------------

     Commercial Paper 3.3% of net assets

     Coca-Cola Co. 1.22% 4/07/2003               $996,000            995,797
     E.I. Du Pont De Nemours & Co.
       1.16% 4/09/2003                         28,369,000         28,361,687
     E.I. Du Pont De Nemours & Co.
       1.22% 5/02/2003                          9,812,000          9,801,692
     McGraw-Hill Inc.
       1.19% 4/14/2003                         10,261,000         10,256,591
     Pitney Bowes Inc.
       1.25% 4/04/2003                         10,382,000         10,380,919
     American Express Credit Corp.
       1.25% 4/02/2003                          6,375,000          6,374,778
     Merrill Lynch & Co.
       1.33% 4/01/2003                          4,544,000          4,544,000
                                                               -------------

     Total Commercial Paper                                       70,715,464(c)
                                                               -------------

--------------------------------------------------------------------------------
(a)  The fund paid a total of $2,399,734,669 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(b)  The fund paid a total of $369,065,519 for this security.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(c)  The fund paid a total of $70,715,464 for these securities.
--------------------------------------------------------------------------------


The text and notes are an integral part of the financial statements.

12  State Street Research Aurora Fund

                                                  % of
     Issuer                                    Net Assets           Value
     -----------------------------------------------------------------------

     Summary of Portfolio Assets

     Investments                                   117.5%     $2,539,953,187(a)
     Cash and Other Assets,
       Less Liabilities                            (17.5%)      (378,126,650)
                                                   -----      --------------
     Net Assets                                    100.0%     $2,161,826,537
                                                   =====      ==============

--------------------------------------------------------------------------------
(a)  The fund paid a total of $2,839,515,652 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Federal Income Tax Information

At March 31, 2003, the net unrealized
depreciation of investments based on cost for federal income tax purposes of $2,850,972,525 was as follows:

Aggregate gross unrealized appreciation
for all investments in which there is an
excess of value over tax cost                                    $162,647,504

Aggregate gross unrealized depreciation
for all investments in which there is an
excess of tax cost over value                                    (473,666,842)
                                                                -------------

                                                                ($311,019,338)
                                                                =============
--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
March 31, 2003 (unaudited)

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets
Investments, at value*                                       $2,539,953,187(a)
Cash                                                              4,905,251
Receivable for fund shares sold                                   2,769,629
Receivable for securities sold                                    1,874,804
Dividends receivable                                              1,247,670
                                                             --------------
                                                              2,550,750,541

Liabilities
Payable for collateral received on securities loaned            369,065,519
Payable for securities purchased                                  8,395,152
Payable for fund shares redeemed                                  6,279,477
Accrued transfer agent and shareholder services                   2,601,466
Accrued management fee                                            1,526,791
Accrued distribution and service fees                               849,600
Accrued administration fee                                           23,044
Accrued trustees' fees                                                4,034
Other accrued expenses                                              178,921
                                                             --------------
                                                                388,924,004
                                                             --------------

Net Assets                                                   $2,161,826,537
                                                             ==============

Net Assets consist of:
  Unrealized depreciation of investments                      ($299,562,465)
  Accumulated net realized loss                                 (63,361,321)
  Paid-in capital                                             2,524,750,323
                                                             --------------
                                                             $2,161,826,537(b)
                                                             ==============

*Includes securities on loan valued at $343,863,199.

--------------------------------------------------------------------------------
(a)  The fund paid a total of $2,839,515,652 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(b)                 Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class        Net Assets   /   Number of Shares   =   NAV

  A      $1,269,198,528          52,932,701          $23.98*
  B(1)     $304,531,316          13,531,421          $22.51**
  B        $156,120,675           6,855,801          $22.77**
  C        $336,398,984          14,948,688          $22.50**
  S         $95,577,034           3,883,339          $24.61

*    Maximum offering price per share = $25.44 ($23.98/0.9425)

** Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.
--------------------------------------------------------------------------------


The text and notes are an integral part of the financial statements.

14  State Street Research Aurora Fund

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended March 31, 2003 (unaudited)

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income
Dividends, net of foreign taxes                                $9,104,847(a)
Interest                                                        1,672,357(b)
                                                             ------------
                                                               10,777,204

Expenses

Management fee                                                 10,143,127(c)
Transfer agent and shareholder services                         4,435,166(d)
Distribution and service fees - Class A                         2,100,460(e)
Distribution and service fees - Class B(1)                      1,667,689(e)
Distribution and service fees - Class C                         1,903,639(e)
Custodian fee                                                     226,750
Reports to shareholders                                            75,875
Registration fees                                                  47,750
Trustees' fees                                                     46,330(f)
Administration fee                                                 38,500(g)
Audit fee                                                          17,951
Legal fees                                                         14,750
Miscellaneous                                                      61,074
                                                             ------------
                                                               20,779,061
Fees paid indirectly                                              (22,942)(h)
                                                             ------------
                                                               20,756,119
                                                             ------------
Net investment loss                                            (9,978,915)
                                                             ------------

Realized and Unrealized Gain (Loss)
on Investments

Net realized loss on investments                              (49,975,908)(i)
Change in unrealized appreciation
  of investments                                               33,971,289
                                                             ------------
Net loss on investments                                       (16,004,619)
                                                             ------------
Net decrease in net assets resulting
  from operations                                            ($25,983,534)
                                                             ============

--------------------------------------------------------------------------------
(a)  The fund paid foreign taxes of $167,438.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(b) Includes $584,948 in income from the lending of portfolio securi-ties.As of the report date, the fund had a total of $343,863,199 of securities out on loan and was holding a total of $369,314,285 in collateral (including $369,065,519 of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio and $248,766 of U.S. Government obligations) related to these loans.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(c)  The management fee is 0.85% of average net assets, annually.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(d) Includes a total of $3,395,132 paid to the distributor and to MetLife for services provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(e) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts.The fees also cover distribution and marketing expenditures for the sale of fund shares. For Class A, Class B, and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of March 31, 2003, there were $21,937,911, $61,902, and $5,798,801 for Class A, Class B,
     and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(f) Paid only to trustees who aren't currently affiliated with the advisor (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(g) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(h)  Represents transfer agent credits earned from uninvested cash balances.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(i) To earn this, the fund sold $684,784,095 worth of securities. During this same period, the fund also bought $686,711,699 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                         Six months ended
                                          March 31, 2003        Year ended
                                            (unaudited)     September 30, 2002
--------------------------------------------------------------------------------

Increase (Decrease) In Net Assets

Operations:
Net investment loss                           ($9,978,915)      ($28,714,402)
Net realized gain (loss)
  on investments                              (49,975,908)        14,770,020
Change in unrealized
  appreciation (depreciation)
  of investments                               33,971,289       (356,652,695)
                                           ---------------------------------
Net decrease resulting
  from operations                             (25,983,534)      (370,597,077)
                                           ---------------------------------

Distribution from capital gains:
  Class A                                      (8,399,764)                --
  Class B(1)                                   (2,129,865)                --
  Class B                                      (1,109,278)                --
  Class C                                      (2,432,574)                --
  Class S                                        (558,251)                --
                                           ---------------------------------
                                              (14,629,732)                --
                                           ---------------------------------
Net increase (decrease) from
  fund share transactions                    (266,729,127)       516,543,308
                                           ---------------------------------
Total increase (decrease) in
  net assets                                 (307,342,393)       145,946,231

Net Assets
Beginning of period                         2,469,168,930      2,323,222,699
                                           ---------------------------------
End of period                              $2,161,826,537     $2,469,168,930
                                           =================================


The text and notes are an integral part of the financial statements.

16  State Street Research Aurora Fund

--------------------------------------------------------------------------------
(a)  These transactions break down by share class as follows:

                                                                  Six months ended
                                                                   March 31, 2003                         Year ended
                                                                     (unaudited)                      September 30, 2002
                                                             -----------------------------------------------------------------
Class A                                                          Shares          Amount              Shares         Amount
==============================================================================================================================
Shares sold                                                    7,976,556     $200,512,042*        37,873,343   $1,213,674,968
Issued upon reinvestment of distribution from capital gains      283,109        7,310,829                 --               --
Shares redeemed                                              (14,684,020)    (366,439,507)       (28,851,694)    (872,078,700)
                                                             ----------------------------------------------------------------
Net increase (decrease)                                       (6,424,355)   ($158,616,636)         9,021,649     $341,596,268
                                                             ================================================================

Class B(1)                                                       Shares          Amount              Shares         Amount
==============================================================================================================================
Shares sold                                                      570,486      $13,530,108**        5,868,662     $180,539,417
Issued upon reinvestment of distribution from capital gains       81,025        1,967,427                 --               --
Shares redeemed                                               (1,916,040)     (44,681,034)***     (2,958,688)     (84,030,584)
                                                             ----------------------------------------------------------------
Net increase (decrease)                                       (1,264,529)    ($29,183,499)         2,909,974      $96,508,833
                                                             ================================================================

Class B                                                          Shares          Amount              Shares         Amount
==============================================================================================================================
Shares sold                                                       63,828       $1,551,495            486,207      $14,869,430
Issued upon reinvestment of distribution from capital gains       40,690          996,907                 --               --
Shares redeemed                                               (1,189,038)     (27,983,885)***     (1,853,292)     (53,411,346)
                                                             ----------------------------------------------------------------
Net decrease                                                  (1,084,520)    ($25,435,483)        (1,367,085)    ($38,541,916)
                                                             ================================================================

Class C                                                          Shares          Amount              Shares         Amount
==============================================================================================================================
Shares sold                                                      387,545       $9,393,990**        6,405,484     $198,884,462
Issued upon reinvestment of distribution from capital gains       93,057        2,258,497                 --               --
Shares redeemed                                               (3,000,950)     (69,984,684)****    (3,990,765)    (114,071,764)
                                                             ----------------------------------------------------------------
Net increase (decrease)                                       (2,520,348)    ($58,332,197)         2,414,719      $84,812,698
                                                             ================================================================

Class S                                                          Shares          Amount              Shares         Amount
==============================================================================================================================
Shares sold                                                      819,537      $21,236,010          2,710,828      $89,899,756
Issued upon reinvestment of distribution from capital gains       21,009          556,146                 --               --
Shares redeemed                                                 (662,064)     (16,953,468)        (1,841,322)     (57,732,331)
                                                             ----------------------------------------------------------------
Net increase                                                     178,482       $4,838,688            869,506      $32,167,425
                                                             ================================================================

      The trustees have the authority to issue an unlimited number of fund shares, with a $0.001 par value per share.

* Sales charges collected by the distributor and MetLife were $264,372 and $80,144, respectively.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $119,221 and $347 for Class B(1) and Class C, respectively, were paid by the distributor, not the fund.

*** Includes $344,029 and $14,490 in deferred sales charges collected by the distributor for Class B(1) and Class B, respectively.

****  Includes $16,014 in deferred sales charges collected by the distributor.
--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

These provide a summary of each share class's financial performance for the past five fiscal years.

                                                                                            Class A
                                                              ======================================================================
                                                              Six months ended                Years ended September 30
                                                               March 31, 2003   ----------------------------------------------------
Per-Share Data                                                 (unaudited)(a)   2002(a)   2001(a)   2000(a)   1999(a)   1998(a)
====================================================================================================================================
Net asset value, beginning of period ($)                            24.43         26.51     29.17     19.02     15.47     20.71
                                                                   ------        ------    ------    ------    ------    ------
  Net investment income (loss) ($)                                  (0.08)        (0.23)     0.02      0.10      0.05     0.02
  Net realized and unrealized gain (loss) on investments ($)        (0.22)        (1.85)    (0.37)    10.05      3.50     (5.03)
                                                                   ------        ------    ------    ------    ------    ------
Total from investment operations ($)                                (0.30)        (2.08)    (0.35)    10.15      3.55     (5.01)
                                                                   ------        ------    ------    ------    ------    ------
  Distributions from capital gains ($)                              (0.15)           --     (2.31)       --        --     (0.23)
                                                                   ------        ------    ------    ------    ------    ------
Total distributions ($)                                             (0.15)           --     (2.31)       --        --     (0.23)
                                                                   ------        ------    ------    ------    ------    ------
Net asset value, end of period ($)                                  23.98         24.43     26.51     29.17     19.02     15.47
                                                                   ======        ======    ======    ======    ======    ======
Total return (%) (b)                                                (1.27)(d)     (7.85)    (0.98)    53.45     22.88     (24.42)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                       1,269,199     1,449,869 1,334,548   552,365   146,295   115,973
Expense ratio (%)                                                    1.56(e)       1.48      1.44      1.40      1.46      1.39
Expense ratio after expense reductions (%)                           1.56(e)       1.47      1.43      1.40      1.45      1.39
Ratio of net investment income (loss) to average
net assets (%)                                                      (0.66)(e)     (0.73)     0.08      0.42      0.30      0.09
Portfolio turnover rate (%)                                         29.87         42.18     26.40     76.95     65.13     67.80

                                                                                         Class B(1)
                                                              ==========================================================
                                                              Six months ended         Years ended September 30
                                                               March 31, 2003   ----------------------------------------
Per-Share Data                                                 (unaudited)(a)   2002(a)   2001(a)   2000(a)   1999(a)(c)
====================================================================================================================================
Net asset value, beginning of period ($)                            23.02         25.16     27.99     18.38     16.17
                                                                   ------        ------    ------    ------    ------
  Net investment loss ($)                                           (0.16)        (0.42)    (0.18)    (0.07)    (0.03)
  Net realized and unrealized gain (loss) on investments ($)        (0.20)        (1.72)    (0.34)     9.68      2.24
                                                                   ------        ------    ------    ------    ------
Total from investment operations ($)                                (0.36)        (2.14)    (0.52)     9.61      2.21
                                                                   ------        ------    ------    ------    ------
  Distributions from capital gains ($)                              (0.15)           --     (2.31)       --        --
                                                                   ------        ------    ------    ------    ------
Total distributions ($)                                             (0.15)           --     (2.31)       --        --
                                                                   ------        ------    ------    ------    ------
Net asset value, end of period ($)                                  22.51         23.02     25.16     27.99     18.38
                                                                   ======        ======    ======    ======    ======
Total return (%) (b)                                                (1.61)(d)     (8.51)    (1.67)    52.37     13.61(d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                         304,531       340,529   299,062   110,743    20,419
Expense ratio (%)                                                    2.26(e)       2.18      2.14      2.13      2.10(e)
Expense ratio after expense reductions (%)                           2.26(e)       2.17      2.13      2.13      2.09(e)
Ratio of net investment loss to average net assets (%)              (1.36)(e)     (1.43)    (0.63)    (0.29)    (0.24)(e)
Portfolio turnover rate (%)                                         29.87         42.18     26.40     76.95     65.13


The text and notes are an integral part of the financial statements.

18  State Street Research Aurora Fund

                                                                                            Class B
                                                              ======================================================================
                                                              Six months ended                Years ended September 30
                                                               March 31, 2003   ----------------------------------------------------
Per-Share Data                                                 (unaudited)(a)   2002(a)   2001(a)   2000(a)   1999(a)   1998(a)
====================================================================================================================================
Net asset value, beginning of period ($)                            23.17         25.16     27.99     18.38     15.07     20.33
                                                                   ------        ------    ------    ------    ------    ------
  Net investment loss ($)                                           (0.04)        (0.23)    (0.15)    (0.07)    (0.08)    (0.13)
  Net realized and unrealized gain (loss) on investments ($)        (0.21)        (1.76)    (0.37)     9.68      3.39     (4.90)
                                                                   ------        ------    ------    ------    ------    ------
Total from investment operations ($)                                (0.25)        (1.99)    (0.52)     9.61      3.31     (5.03)
                                                                   ------        ------    ------    ------    ------    ------
  Distributions from capital gains ($)                              (0.15)           --     (2.31)       --        --     (0.23)
                                                                   ------        ------    ------    ------    ------    ------
Total distributions ($)                                             (0.15)           --     (2.31)       --        --     (0.23)
                                                                   ------        ------    ------    ------    ------    ------
Net asset value, end of period ($)                                  22.77         23.17     25.16     27.99     18.38     15.07
                                                                   ======        ======    ======    ======    ======    ======
Total return (%) (b)                                                (1.13)(d)     (7.91)    (1.67)    52.37     21.90    (24.98)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                         156,121       183,973   234,168   268,557   198,783   210,408
Expense ratio (%)                                                    1.26(e)       1.51      2.14      2.13      2.21      2.15
Expense ratio after expense reductions (%)                           1.26(e)       1.50      2.13      2.13      2.20      2.15
Ratio of net investment loss to average net assets (%)              (0.36)(e)     (0.76)    (0.54)    (0.31)    (0.46)    (0.68)
Portfolio turnover rate (%)                                         29.87         42.18     26.40     76.95     65.13     67.80

                                                                                            Class C
                                                              ======================================================================
                                                              Six months ended                Years ended September 30
                                                               March 31, 2003   ----------------------------------------------------
Per-Share Data                                                 (unaudited)(a)   2002(a)   2001(a)   2000(a)   1999(a)   1998(a)
====================================================================================================================================
Net asset value, beginning of period ($)                            23.01         25.16     27.99     18.38     15.06     20.32
                                                                   ------        ------    ------    ------    ------    ------
  Net investment loss ($)                                           (0.16)        (0.42)    (0.18)    (0.07)    (0.08)    (0.13)
  Net realized and unrealized gain (loss) on investments ($)        (0.20)        (1.73)    (0.34)     9.68      3.40     (4.90)
                                                                   ------        ------    ------    ------    ------    ------
Total from investment operations ($)                                (0.36)        (2.15)    (0.52)     9.61      3.32     (5.03)
                                                                   ------        ------    ------    ------    ------    ------
  Distributions from capital gains ($)                              (0.15)           --     (2.31)       --        --     (0.23)
                                                                   ------        ------    ------    ------    ------    ------
Total distributions ($)                                             (0.15)           --     (2.31)       --        --     (0.23)
                                                                   ------        ------    ------    ------    ------    ------
Net asset value, end of period ($)                                  22.50         23.01     25.16     27.99     18.38     15.06
                                                                   ======        ======    ======    ======    ======    ======
Total return (%) (b)                                                (1.61)(d)     (8.55)    (1.67)    52.37    21.98     (25.00)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                         336,399       402,010   378,733   180,877    67,816    61,504
Expense ratio (%)                                                    2.26(e)       2.18      2.14      2.13      2.21      2.15
Expense ratio after expense reductions (%)                           2.26(e)       2.17      2.13      2.13      2.20      2.15
Ratio of net investment loss to average net assets (%)              (1.36)(e)     (1.43)    (0.62)    (0.30)    (0.45)    (0.68)
Portfolio turnover rate (%)                                         29.87         42.18     26.40     76.95     65.13     67.80

(a)  Per-share figures have been calculated using the average shares method.

(b)  Does not reflect any front-end or contingent deferred sales charges.

(c)  January 1, 1999 (commencement of share class), to September 30, 1999

(d)  Not annualized

(e)  Annualized


            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                                            Class S
                                                              ======================================================================
                                                              Six months ended                Years ended September 30
                                                               March 31, 2003   ----------------------------------------------------
Per-Share Data                                                 (unaudited)(a)   2002(a)   2001(a)   2000(a)   1999(a)   1998(a)
====================================================================================================================================
Net asset value, beginning of period ($)                            25.05         27.06     29.66     19.23     15.60     20.83
                                                                   ------        ------    ------    ------    ------    ------
  Net investment income (loss) ($)                                  (0.05)        (0.14)     0.13      0.12      0.10      0.10
  Net realized and unrealized gain (loss) on investments ($)        (0.24)        (1.87)    (0.39)    10.31      3.53     (5.10)
                                                                   ------        ------    ------    ------    ------    ------
Total from investment operations ($)                                (0.29)        (2.01)    (0.26)    10.43      3.63     (5.00)
                                                                   ------        ------    ------    ------    ------    ------
  Dividend from net investment income ($)                              --            --     (0.03)       --        --        --
  Distributions from capital gains ($)                              (0.15)           --     (2.31)       --        --     (0.23)
                                                                   ------        ------    ------    ------    ------    ------
Total distributions ($)                                             (0.15)           --     (2.34)       --        --     (0.23)
                                                                   ------        ------    ------    ------    ------    ------
Net asset value, end of period ($)                                  24.61         25.05     27.06     29.66     19.23     15.60
                                                                   ======        ======    ======    ======    ======    ======
Total return (%) (b)                                                (1.20)(d)     (7.43)    (0.64)    54.32     23.21    (24.23)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                          95,577        92,789    76,711    20,298     1,177       750
Expense ratio (%)                                                    1.26(e)       1.18      1.14      1.13      1.21      1.04
Expense ratio after expense reductions (%)                           1.26(e)       1.17      1.13      1.13      1.20      1.04
Ratio of net investment income (loss) to average
net assets (%)                                                      (0.36)(e)     (0.43)     0.36      0.63      0.54      0.53
Portfolio turnover rate (%)                                         29.87         42.18     26.40     76.95     65.13     67.80

(a)  Per-share figures have been calculated using the average shares method.

(b)  Does not reflect any front-end or contingent deferred sales charges.

(c)  January 1, 1999 (commencement of share class), to September 30, 1999

(d)  Not annualized

(e)  Annualized


The text and notes are an integral part of the financial statements.

20  State Street Research Aurora Fund

State Street Research Capital Trust

                                                                                     Number of Funds
    Name,     Position(s)  Term of Office                                            in Fund Complex               Other
   Address     Held with   and Length of        Principal Occupations                  Overseen by           Directorships Held
 and Age (a)     Fund     Time Served (b)        During Past 5 Years               Trustee/Officer (c)       by Trustee/Officer
====================================================================================================================================
Independent Trustees

Bruce R. Bond   Trustee     Since 1999   Retired; formerly Chairman of the Board,         19             Ceridian Corporation
(57)                                     Chief Executive Officer and President,
                                         PictureTel Corporation (video conferencing
                                         systems)
------------------------------------------------------------------------------------------------------------------------------------
Steve A.        Trustee     Since 1997   Retired; formerly Senior Vice President for      55             Metropolitan Series Fund,
Garban                                   Finance and Operations and Treasurer, The                       Inc.(d)
(65)                                     Pennsylvania State University
------------------------------------------------------------------------------------------------------------------------------------
Dean O.         Trustee     Since 1985   Retired; formerly Executive Vice President,      55             The Clorox Company;
Morton                                   Chief Operating Officer and Director,                           KLA-Tencor Corporation;
(71)                                     Hewlett-Packard Company (computer                               BEA Systems, Inc.; Cepheid;
                                         manufacturer)                                                   Pharsight Corporation; and
                                                                                                         Metropolitan Series Fund,
                                                                                                         Inc.(d)
------------------------------------------------------------------------------------------------------------------------------------
Susan M.        Trustee     Since 1998   Dean, School of Business and Public              19             None
Phillips                                 Management, George Washington University;
(58)                                     formerly a member of the Board of Governors
                                         of the Federal Reserve System and Chairman;
                                         and Commissioner of the Commodity Futures
                                         Trading Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby            Trustee     Since 1995   President, Founders Investments Ltd.             55             A.P. Pharma, Inc.; and
Rosenblatt                               (investments); formerly President, The Glen                     Metropolitan Series Fund,
(64)                                     Ellen Company (private investment firm)                         Inc.(d)
------------------------------------------------------------------------------------------------------------------------------------
Michael S.      Trustee     Since 1987   Jay W. Forrester Professor of Management,        55             Metropolitan Series Fund,
Scott Morton                             Sloan School of Management, Massachusetts                       Inc.(d)
(65)                                     Institute of Technology
------------------------------------------------------------------------------------------------------------------------------------
James M.        Trustee     Since 2002   Attorney; formerly Partner, Dechert              19             SEI Investments Funds
Storey                                   (law firm)                                                      (consisting of 104
(72)                                                                                                     portfolios); and The
                                                                                                         Massachusetts Health &
                                                                                                         Education Tax-Exempt Trust
====================================================================================================================================
Interested Trustee

Richard S.      Trustee     Since 2000   Chairman of the Board, President and Chief       19             None
Davis++                                  Executive Officer of State Street Research
(57)                                     & Management Company; formerly Senior Vice
                                         President, Fixed Income Investments,
                                         Metropolitan Life Insurance Company
====================================================================================================================================
Officers

John F.           Vice      Since 2001   Managing Director of State Street Research &      3             None
Burbank         President                Management Company; formerly Senior Vice
(65)                                     President, State Street Research & Management
                                         Company
------------------------------------------------------------------------------------------------------------------------------------
C. Kim            Vice      Since 2002   Managing Director and Chief Investment           18             None
Goodwin         President                Officer-Equities of State Street Research &
(44)                                     Management Company; formerly Chief Investment
                                         Officer-U.S. Growth Equities, American
                                         Century; and Senior Vice President and
                                         portfolio manager, Putnam Investments
------------------------------------------------------------------------------------------------------------------------------------
Eileen M.         Vice      Since 2002   Senior Vice President of State Street             3             None
Leary (40)      President                Research & Management Company; formerly Vice
                                         President, State Street Research & Management
                                         Company
------------------------------------------------------------------------------------------------------------------------------------
John S.           Vice      Since 2001   Managing Director, Chief Financial Officer       19             None
Lombardo        President                and Director of State Street Research &
(48)                                     Management Company; formerly Executive Vice
                                         President, State Street Research & Management
                                         Company; and Senior Vice President, Product
                                         and Financial Management, MetLife Auto & Home
------------------------------------------------------------------------------------------------------------------------------------
Andrew Morey      Vice      Since 2003   Senior Vice President of State Street             3             None
(34)            President                Research & Management Company; formerly Vice
                                         President, State Street Research & Management
                                         Company
------------------------------------------------------------------------------------------------------------------------------------
Tucker Walsh      Vice      Since 1999   Managing Director of State Street Research &      3             None
(33)            President                Management Company; formerly Vice President
                                         and analyst, State Street Research &
                                         Management Company
------------------------------------------------------------------------------------------------------------------------------------
Douglas A.      Treasurer   Since 2001   Senior Vice President and Treasurer of State     19             None
Romich                                   Street Research & Management Company;
(46)                                     formerly Vice President and Assistant
                                         Treasurer, State Street Research & Management
                                         Company
------------------------------------------------------------------------------------------------------------------------------------
Francis J.      Secretary   Since 1995   Managing Director, General Counsel and           19             None
McNamara, III                            Secretary of State Street Research &
(47)                                     Management Company; formerly Executive Vice
                                         President, State Street Research & Management
                                         Company
====================================================================================================================================

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, or is removed or a successor is elected.

(c) Includes all series of 9 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 36 separate portfolios.

++ Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

Glossary

12b-1 fees - Fees paid from mutual fund assets for personal services and for the maintenance of shareholder accounts and distribution and marketing expenses. The fees are named after the SEC rule that permits them.

Average shares method - The practice of basing a fund's calculations for a given period on the average number of shares that were outstanding during that period.

Nasdaq - The stock price quotation system operated by the National Association of Securities Dealers. The Nasdaq system operates as a clearing house for transaction data about stocks that are traded "over the counter" around the U.S.

New York Stock Exchange - The largest stock exchange in the United States, and the place where many of the largest company stocks are listed. Unlike the Nasdaq system, the NYSE is a physical exchange, with all trading occurring on the exchange's trading floor on Wall Street.

Principal Amount - With bonds and certain other debt securities, the amount of the underlying principal of the security. When the security matures, the issuer is obligated to repay this amount to the holder of the security. Also called "face value" or "par value."


22  State Street Research Aurora Fund

[LOGO] STATE STREET RESEARCH                                 -----------------
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Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

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State Street Research
FYI
--------------------------------------------------------------------------------

[GRAPHIC] State Street Research offers electronic delivery of quarterly
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          this option, we will send these materials to you via e-mail. To learn more, visit us on the web at www.ssrfunds.com and click on "Go to Your Account" or call us toll-free at 1-87-SSR-FUNDS (1-877-773-8637).

          Did you know that you can give a State Street Research mutual fund as a gift? To learn more, call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time.

[GRAPHIC]           The DALBAR awards recognize quality shareholder service and
for Excellence      quality shareholder communications and should not be
  in Service        considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

[GRAPHIC]           For 24-Hour
for Excellence      Automated Access
in Shareholder      to Your Account
Communications

[GRAPHIC] 1-87-SSR-FUNDS
          ------------------------
          (1-877-773-8637)

          www.ssrfunds.com

--------------------------------------------------------------------------------

OverView
--------------------------------------------------------------------------------
For more information on the products and services mentioned in OverView, our shareholder newsletter, visit our web site at www.ssrfunds.com.

Webcasts
--------------------------------------------------------------------------------
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          investment topics, tune in to a State Street Research webcast.

Complete Fund Listing
--------------------------------------------------------------------------------
[GRAPHIC] For a list of our funds, visit our web site at www.ssrfunds.com under Research Our Funds.

--------------------------------------------------------------------------------
                    This report must be accompanied or preceded by a current State Street Research Aurora Fund prospectus. When used as sales material after June 30, 2003, this report must be accompanied by the most recent Quarterly Performance Update. To obtain a prospectus for any State Street Research fund, call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

                    To obtain a prospectus for any State Street Research fund, call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

(C)2003 State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111-2690
CONTROL NUMBER:(exp0504)SSR-LD                                      AR-3635-0503